Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Jun. 30, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	PCAR
Entity Registrant Name	PACCAR INC
Entity Central Index Key	0000075362
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		365,331,459
Entity Public Float			$ 14,100,000,000

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment income	$ 21.1	$ 22.3	$ 84.6
Net sales and revenues	10,292.9	8,086.5	14,972.5
Provision for losses on receivables	61	90.8	99.2
Curtailment (gain) loss		(66)
Income Before Income Taxes	660.3	175	1,464
Income taxes	202.7	63.1	446.1
Net Income	457.6	111.9	1,017.9
Net Income Per Share
Basic	$ 1.25	$ 0.31	$ 2.79
Diluted	$ 1.25	$ 0.31	$ 2.78
Weighted average number of common shares outstanding
Basic	365	363.8	364.2
Diluted	366.2	364.9	365.9
TRUCK AND OTHER:
Net sales and revenues	9,325.1	7,076.7	13,709.6
Cost of sales and revenues	8,198.8	6,483.4	11,736.9
Research and development	238.5	199.2	341.8
Selling, general and administrative	392.8	348.4	470.2
Curtailment (gain) loss		(66)
Interest and other expense (income), net	9.3	43.6	(1.8)
Costs and Expenses, Total	8,839.4	7,008.6	12,547.1
Income Before Income Taxes	485.7	68.1	1,162.5
FINANCIAL SERVICES:
Interest and fees	421.6	501.8	683.4
Operating lease, rental and other income	546.2	508	579.5
Revenues	967.8	1,009.8	1,262.9
Interest and other borrowing expenses	213	291.8	394.1
Depreciation and other	451.6	456.1	441.5
Selling, general and administrative	88.7	86.5	111.2
Provision for losses on receivables	61	90.8	99.2
Costs and Expenses, Total	814.3	925.2	1,046
Income Before Income Taxes	$ 153.5	$ 84.6	$ 216.9

CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 2,040.8	$ 1,912
Property, plant and equipment, net	1,673.7	1,757.7
Assets	14,234.1	14,569
STOCKHOLDERS' EQUITY
Preferred stock, no par value - authorized 1.0 million shares, none issued
Common stock, $1 par value - authorized 1.2 billion shares; issued 365.3 million and 364.4 million shares	365.3	364.4
Additional paid-in capital	105.1	80
Treasury stock, at cost - 2009 - .4 million shares		(17.4)
Retained earnings	4,846.1	4,640.5
Accumulated other comprehensive income	41.3	36.2
Total Stockholders' Equity	5,357.8	5,103.7
Liabilities and Stockholders' Equity, Total	14,234.1	14,569
TRUCK AND OTHER:
ASSETS
Cash and cash equivalents	1,982	1,836.5
Trade and other receivables, net	610.4	554.7
Marketable debt securities	450.5	219.5
Inventories	534	632.1
Other current assets	218.6	224.3
Total Truck and Other Current Assets	3,795.5	3,467.1
Equipment on operating leases, net	536.2	503.8
Property, plant and equipment, net	1,673.7	1,757.7
Other noncurrent assets	350.5	409.1
Assets	6,355.9	6,137.7
Current Liabilities
Accounts payable, accrued expenses and other	1,676.5	1,490
Current portion of long-term debt	23.5
Total Truck and Other Current Liabilities	1,700	1,490
Long-term debt	150	172.3
Residual value guarantees and deferred revenues	563.8	547.2
Other liabilities	370.3	405.3
Total Liabilities	2,784.1	2,614.8
FINANCIAL SERVICES:
ASSETS
Cash and cash equivalents	58.8	75.5
Finance and other receivables, net	6,070.9	6,497.7
Equipment on operating leases, net	1,483.1	1,513.2
Other assets	265.4	344.9
Assets	7,878.2	8,431.3
Current Liabilities
Accounts payable, accrued expenses and other	275.9	215.2
Commercial paper and bank loans	2,371.7	3,011.2
Term notes	2,730.8	2,889.3
Deferred taxes and other liabilities	713.8	734.8
Total Liabilities	$ 6,092.2	$ 6,850.5

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	365,300,000	364,400,000
Treasury stock, shares		409,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activities:
Net Income	$ 457.6	$ 111.9	$ 1,017.9
Depreciation and amortization:
Property, plant and equipment	189.9	188	226.5
Equipment on operating leases and other	433.3	463.7	426.6
Provision for losses on financial services receivables	61	90.8	99.2
Curtailment (gain) loss		(66)
Deferred taxes	46.3	159.7	131
Other, net	11.6	38.1	(1.1)
Receivables:
Trade and other	(42.3)	163.2	(55.5)
Wholesale receivables on new trucks	(1.1)	641.8	(246.3)
Sales-type finance leases and dealer direct loans on new trucks	67.1	81.6	52.8
Inventories	96.6	53.4	(85.2)
Other, net	(48.2)	8.1	8.8
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	221.3	(271.8)	(239.3)
Residual value guarantees and deferred revenues	79.8	48.2	118.1
Pension and post retirement contributions	(63.9)	(176.6)	(68)
Other, net	42.4	(160.8)	(80.6)
Net Cash Provided by Operating Activities	1,551.4	1,373.3	1,304.9
INVESTING ACTIVITIES:
Retail loans and direct financing leases originated	(1,789.2)	(1,282.2)	(2,307.5)
Collections on retail loans and direct financing leases	2,039.3	2,083	2,616.7
Net decrease in wholesale receivables on used equipment	8.2	3.5	10.4
Marketable securities purchases	(757.5)	(288.3)	(667.3)
Marketable securities sales and maturities	523.8	245.5	1,239.4
Acquisition of property, plant and equipment	(168.4)	(127.7)	(462.8)
Acquisition of equipment for operating leases	(715.4)	(843.3)	(1,087.2)
Proceeds from asset disposals	392.1	520.1	393.6
Other, net			12.8
Net Cash (Used in) Provided by Investing Activities	(467.1)	310.6	(251.9)
FINANCING ACTIVITIES:
Cash dividends paid	(251.7)	(232.1)	(629.2)
Purchase of treasury stock			(230.6)
Stock compensation transactions	22	17.6	11.5
Net decrease in commercial paper and short-term bank loans	(548.1)	(789.8)	(482)
Proceeds from long-term debt	707	1,373	1,190.9
Payments on long-term debt	(889.6)	(2,184.9)	(728.7)
Net Cash Used in Financing Activities	(960.4)	(1,816.2)	(868.1)
Effect of exchange rate changes on cash	4.9	89.1	(87.8)
Net Increase (Decrease) in Cash and Cash Equivalents	128.8	(43.2)	97.1
Cash and Cash Equivalents at beginning of year	1,912	1,955.2	1,858.1
Cash and Cash Equivalents at end of year	$ 2,040.8	$ 1,912	$ 1,955.2

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions	COMMON STOCK, $1 PAR VALUE	ADDITIONAL PAID-IN CAPITAL	TREASURY STOCK, AT COST	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	Total
Balance at beginning of year at Dec. 31, 2007	$ 368.4	$ 37.7	$ (61.7)	$ 4,260.6	$ 408.1
Net Income				1,017.9		1,017.9
Purchases, shares - 2008 - 5.1			(230.6)
Other comprehensive income (loss)					(677.9)	(677.9)
Cash dividends declared on common stock, per share: 2010- $.69; 2009- $.54; 2008- $.82				(298.8)
Retirements	(5.9)	(14)	274.9	(255)
Stock compensation and tax benefit		22.4
Stock compensation	0.6
Balance at end of year at Dec. 31, 2008	363.1	46.1	(17.4)	4,724.7	(269.8)	4,846.7
Net Income				111.9		111.9
Other comprehensive income (loss)					306	306
Cash dividends declared on common stock, per share: 2010- $.69; 2009- $.54; 2008- $.82				(196.1)
Stock compensation and tax benefit		33.9
Stock compensation	1.3
Balance at end of year at Dec. 31, 2009	364.4	80	(17.4)	4,640.5	36.2	5,103.7
Net Income				457.6		457.6
Other comprehensive income (loss)					5.1	5.1
Cash dividends declared on common stock, per share: 2010- $.69; 2009- $.54; 2008- $.82				(252)
Retirements	(0.4)	(17)	17.4
Stock compensation and tax benefit		42.1
Stock compensation	1.3
Balance at end of year at Dec. 31, 2010	$ 365.3	$ 105.1		$ 4,846.1	$ 41.3	$ 5,357.8

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010 RETAINED EARNINGS	Dec. 31, 2009 RETAINED EARNINGS	Dec. 31, 2008 RETAINED EARNINGS
TREASURY STOCK, AT COST:
Purchases, shares			5.1
RETAINED EARNINGS:
Cash dividends declared on common stock, per share	$ 0.69	$ 0.54	$ 0.82

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Income	$ 457.6	$ 111.9	$ 1,017.9
Unrealized (losses) gains on derivative contracts
Losses arising during the period	(76.8)	(71.6)	(85.5)
Tax effect	26.2	21.3	24.7
Reclassification adjustment	123.1	119.9	(17.4)
Tax effect	(42)	(35.7)	4.1
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax, Total	30.5	33.9	(74.1)
Unrealized (losses) gains on investments
Net holding (loss) gain	(1.2)	(0.3)	2.9
Tax effect	0.5	0.1	(0.9)
Reclassification adjustment	0.6	0.7	(5.1)
Tax effect	(0.3)	(0.2)	1.8
Other Comprehensive Income, Available-for-sale Securities Adjustment, Net of Tax, Total	(0.4)	0.3	(1.3)
Pension and postretirement
(Losses) gains arising during the period	(35.9)	73	(395.1)
Tax effect	12.7	(32.1)	144.7
Reclassification adjustment	16.5	11.2	6
Tax effect	(5.6)	(3.9)	(2.1)
Other Comprehensive Income, Defined Benefit Plans Adjustment, Net of Tax, Total	(12.3)	48.2	(246.5)
Foreign currency translation (losses) gains	(12.7)	223.6	(356)
Net other comprehensive income (loss)	5.1	306	(677.9)
Comprehensive Income	$ 462.7	$ 417.9	$ 340

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES

A. SIGNIFICANT ACCOUNTING POLICIES

Description of Operations: PACCAR Inc (the Company or PACCAR) is a multinational company operating in two principal segments: (1) the design, manufacture and distribution of light-, medium- and heavy-duty commercial trucks and related aftermarket parts, “Truck” and (2) finance and leasing products and services provided to customers and dealers, “Financial Services”. PACCAR’s sales and revenues are derived primarily from North America and Europe. The Company also operates in Australia and South America and sells trucks and parts outside its primary markets to customers in Asia and Africa.

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned domestic and foreign subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition:

Truck and Other: Substantially all sales and revenues of trucks and related aftermarket parts are recorded by the Company when products are shipped to dealers or customers, except for certain truck shipments that are subject to a residual value guarantee to the customer. Revenues related to these shipments are recognized on a straight-line basis over the guarantee period (see Note E). At the time certain truck and parts sales to a dealer are recognized, the Company records an estimate of the future sales incentive costs related to such sales. The estimate is based on historical data and announced incentive programs.

Financial Services: Interest income from finance and other receivables is recognized using the interest method. Certain loan origination costs are deferred and amortized to interest income over the expected life of the contracts, generally 36 to 60 months, using the straight-line method which approximates the interest method. For operating leases, rental revenue is recognized on a straight-line basis over the lease term. Recognition of interest income and rental revenue is suspended (put on non-accrual status) when the receivable becomes more than 90 days past the contractual due date or earlier if some other event causes the Company to determine that collection is not probable. Recognition is resumed if the receivable becomes contractually current by the payment of all amounts due under the terms of the existing contract and collection of remaining amounts is considered probable (if not modified), or after the customer has made scheduled payments for three months and collection of remaining amounts is considered probable (if contractually modified). Payments received while the finance receivable is impaired or on non-accrual status are applied to interest and principal in accordance with the contractual terms.

Cash and Cash Equivalents: Cash equivalents consist of liquid investments with a maturity at date of purchase of three months or less.

Marketable Securities: The Company’s investments in marketable securities are classified as available-for-sale. These investments are stated at fair value with any unrealized gains or losses, net of tax, included as a component of accumulated other comprehensive income.

Receivables:

Trade and Other Receivables: The Company’s trade and other receivables are recorded at cost on the balance sheet net of allowances.

Finance and Other Receivables:

Loans – Loans represent fixed- or floating-rate loans to customers collateralized by the vehicles purchased and are recorded at amortized cost.

Financing leases – Finance leases represent retail direct financing and sales-type finance lease contracts that lease equipment to retail customers and dealers, respectively. These leases are reported as the sum of minimum lease payments receivable and estimated residual value of the property subject to the contracts, reduced by unearned interest which is shown separately.

Dealer wholesale financing – Dealer wholesale financing represents floating-rate wholesale loans to PACCAR dealers for new and used trucks and are recorded at amortized cost. The loans are collateralized by the trucks being financed.

Interest and other – Interest and other receivables are interest due on loans and leases and other amounts due in the normal course of business and are due within one year.

Allowance for Credit Losses:

Truck and Other: The Company historically has not experienced significant losses related to trade and other receivables in its Truck and Other businesses. The allowance for credit losses for Truck and Other was  $3.5 and  $4.3 for the years ended December 31, 2010 and 2009, respectively and net charge-offs were  $.2,  $1.8 and  $2.0 for the years ending December 31, 2010, 2009 and 2008, respectively.

Financial Services: The Company continuously monitors the performance of all its finance receivables, by reviewing payment performance. In addition, for large customers and dealer wholesale financing accounts, the Company regularly monitors their financial statements and makes appropriate customer contact. If the Company becomes aware of circumstances with those customers or dealers that could lead to financial difficulty, whether or not they are past due, the accounts are placed on a watch list. In determining the allowance for credit losses, loans and finance leases are evaluated together since they relate to a similar customer base and their contractual terms require regular payment of principal and interest generally over 36 to 60 months and they are secured by the same type of collateral. The Company collectively and individually evaluates its finance receivables and the allowance for credit losses consists of both a general and specific reserve.

The Company individually evaluates certain finance receivables for impairment. Finance receivables which are evaluated individually consist of customers on non-accrual status, all wholesale accounts and certain large retail accounts with past-due balances or that otherwise are deemed to be at a higher risk of credit loss and loans which have been modified as troubled debt restructurings. A receivable is considered impaired if it is probable the Company will be unable to collect all contractual interest and principal payments as scheduled. Impaired receivables are individually evaluated to determine the amount of impairment and these receivables are considered collateral dependent. Accordingly, the evaluation of individual reserves is based on the fair value less costs to sell the associated collateral. When the underlying collateral fair value exceeds the Company’s loss exposure, no individual reserve is recorded. The Company uses a pricing model to value the underlying collateral on a quarterly basis. The fair value of the collateral is determined based on management’s evaluation of numerous factors such as the make, model and year of the equipment, overall condition of the equipment, primary method of distribution for the equipment, recent sales prices of comparable equipment and economic trends affecting used equipment values.

For finance receivables that are evaluated collectively, the Company determines the allowance for credit losses for both retail and wholesale receivables based on historical loss information, using past-due account data and current market conditions. Information used includes assumptions regarding the likelihood of collecting current and past-due accounts, repossession rates and the recovery rate on the underlying collateral based on used truck values and other pledged collateral or recourse. The Company has developed a range of loss estimates for each of its country portfolios based on historical experience, taking into account loss frequency and severity in both strong and weak truck market conditions. A projection is made of the range of estimated credit losses inherent in the portfolio from which an amount is determined as probable based on current market conditions and other factors impacting the creditworthiness of the Company’s borrowers and their ability to repay. The projected amount is then compared to the allowance for credit loss balance and an appropriate adjustment is made.

The provision for losses on finance receivables is charged to income based on management’s estimate of incurred credit losses, net of recoveries, inherent in the portfolio. Accounts are charged-off against the allowance for credit losses when, in the judgment of management, they are considered uncollectable (generally upon repossession of the collateral). Typically the timing between the repossession process and when a receivable is charged-off is not significant. In cases where repossession is delayed (i.e. for legal reasons), the Company will record partial charge-offs. The charge-off is determined by comparing the fair value of the collateral less costs to sell to the recorded investment.

Inventories: Inventories are stated at the lower of cost or market. Cost of inventories in the United States is determined principally by the last-in, first-out (LIFO) method. Cost of all other inventories is determined principally by the first-in, first-out (FIFO) method.

Equipment on Operating Leases: The Company leases equipment under operating leases to customers in the Financial Services segment. In addition, in the Truck segment, equipment sold to customers in Europe subject to a residual value guarantee (RVG) is accounted for as operating leases. Equipment is recorded at cost and is depreciated on the straight-line basis to the lower of the estimated residual value or guarantee value. Lease and guarantee periods generally range from three to seven years. Estimated useful lives of the equipment range from five to eight years. The Company reviews residual values of equipment on operating leases periodically to determine that recorded amounts are appropriate.

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed principally by the straight-line method based on the estimated useful lives of the various classes of assets. Certain production tooling is amortized on a unit of production basis.

Long-lived Assets, Goodwill and Other Intangible Assets: The Company evaluates the carrying value of property, equipment and other intangible assets when events and circumstances warrant such a review. Goodwill is tested for impairment at least on an annual basis. Impairment charges were insignificant during the three years ended December 31, 2010.

Derivative Financial Instruments: Derivative financial instruments are used to hedge exposures to fluctuations in interest rates and foreign currency exchange rates. Certain derivative instruments designated as either cash flow hedges or fair value hedges are subject to hedge accounting. Derivative instruments that are not subject to hedge accounting are held as economic hedges. The Company’s policies prohibit the use of derivatives for speculation or trading. At inception of each hedge relationship, the Company documents its risk management objectives, procedures and accounting treatment. Exposure limits and minimum credit ratings are used to minimize the risks of counterparty default. The Company had no material exposures to default at December 31, 2010.

The Company uses regression analysis to assess effectiveness of interest-rate contracts on a quarterly basis. For foreign-exchange contracts, the Company performs quarterly assessments to ensure that critical terms continue to match. All components of the derivative instrument’s gain or loss are included in the assessment of hedge effectiveness. Gains or losses on the ineffective portion of cash flow hedges are recognized currently in earnings. Hedge accounting is discontinued prospectively when the Company determines that a derivative financial instrument has ceased to be a highly effective hedge.

Foreign Currency Translation: For most of PACCAR’s foreign subsidiaries, the local currency is the functional currency. All assets and liabilities are translated at year-end exchange rates and all income statement amounts are translated at the weighted average rates for the period. Translation adjustments are recorded in accumulated other comprehensive income (loss), a component of stockholders’ equity. PACCAR uses the U.S. dollar as the functional currency for its Mexican subsidiaries. Accordingly, inventories, cost of sales, property, plant and equipment, and depreciation are remeasured at historical rates and resulting adjustments are included in net income.

Earnings per Share: Basic earnings per common share are computed by dividing earnings by the weighted average number of commons shares outstanding, plus the effect of any participating securities. Diluted earnings per common share are computed assuming that all potentially dilutive securities are converted into common shares under the treasury stock method. The dilutive and antidilutive options are shown separately in the table below.

Year Ended December 31	2010	2009	2008
Additional shares	1,339,300	1,103,600	1,721,300
Antidilutive options	1,642,600	2,290,400	1,397,800

Reclassifications: The Company has made the following reclassifications to prior years to conform to the 2010 presentation. The Company has reclassified the impairment losses related to repossessed equipment on operating lease in the Financial Services segment from “Provision for losses on receivables” to “Depreciation and other” in the Consolidated Statements of Income and Consolidated Statements of Cash flows. In addition, the Company has reclassified proceeds for the sale of repossessed assets relating to finance receivables from “Collections on retail loans and direct financing leases” to “Proceeds from asset disposals” in the Consolidated Statements of Cash Flows.

The changes are outlined on the following table:

	2009		2008
Consolidated Statements of Income	Before	After	Before	After
Depreciation and other	$442.5	$456.1	$437.8	$441.5
Provision for losses on receivables	104.4	90.8	102.9	99.2

Consolidated Statements of Cash Flows
Operating Activities:
Depreciation on equipment on operating leases and other	$450.1	$463.7	$422.9	$426.6
Provision for losses on receivables	104.4	90.8	102.9	99.2

Investing Activities:
Collections on retail loans and direct financing leases	$2,285.5	$2,083.0	$2,771.0	$2,616.7
Proceeds from asset disposals	317.6	520.1	239.3	393.6

New Accounting Pronouncements: The Company adopted Accounting Standards Update (ASU) 2010-06 Improving Disclosures about Fair Value Measurements as of January 1, 2010 with no significant disclosure effect on the financial statements. The ASU requires disclosing the amounts of significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and describing the reasons for the transfers, fair value information by class of assets and liabilities, and descriptions of valuation techniques and inputs for Level 2 and 3 measurements. The Company’s disclosure in Note P has been updated to comply with this standard.

In July 2010, the FASB issued ASU No. 2010-20 Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 amends FASB Accounting Standards Codification topic 310 – Receivables and expands disclosures about the credit quality of a company’s financing receivables and allowance for credit losses. ASU 2010-20 was effective for reporting periods ending after December 15, 2010. The Company’s disclosure in Note D has been updated to comply with this standard.

INVESTMENTS IN MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN MARKETABLE SECURITIES

B. INVESTMENTS IN MARKETABLE SECURITIES

Marketable debt securities consisted of the following at December 31:

2010	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. government and agency securities	$2.7			$2.7
U.S. tax-exempt securities	364.9	$.8	$.3	365.4
U.S. corporate securities	27.3	.3		27.6
Non U.S. corporate securities	37.0			37.0
Other debt securities	17.8			17.8

	$449.7	$1.1	$.3	$450.5

2009	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. government and agency securities	$6.5			$6.5
U.S. tax-exempt securities	141.2	$1.3		142.5
U.S. corporate securities	22.0	.2	$.1	22.1
Non U.S. corporate securities	22.0			22.0
Non U.S. government securities	12.2			12.2
Other debt securities	14.2			14.2

	$218.1	$1.5	$.1	$219.5

The cost of marketable debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Amortization, accretion, interest and dividend income and realized gains and losses are included in investment income. The cost of securities sold is based on the specific identification method. The proceeds from sales and maturities of marketable securities during 2010 were  $523.8. Gross realized gains were  $.7,  $1.2, and  $5.1, and gross realized losses were  $.1,  $.1 and  $.1 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company evaluates its investments in marketable securities at the end of each reporting period to determine if a decline in fair value is other than temporary. The fair value of marketable debt securities that have been in an unrealized loss position for 12 months or greater at December 31, 2010 and at December 31, 2009 was nil and  $27.4, respectively and their unrealized losses were nil and  $.1, respectively.

Contractual maturities at December 31, 2010 were as follows:

Maturities:	AMORTIZED COST	FAIR VALUE
Within one year	$182.9	$183.2
One to five years	254.6	255.1
Ten or more years	12.2	12.2

	$449.7	$450.5

Marketable debt securities included  $12.2 and  $11.6 of variable-rate demand obligations (VRDOs) at December 31, 2010 and 2009, respectively. VRDOs are debt instruments with long-term scheduled maturities which have interest rates that reset periodically.

INVENTORIES	12 Months Ended
Dec. 31, 2010
INVENTORIES

C. INVENTORIES

Inventories include the following:

At December 31,	2010	2009
Finished products	$370.1	$312.5
Work in process and raw materials	322.2	487.5

	692.3	800.0
Less LIFO reserve	(158.3)	(167.9)

	$534.0	$632.1

Inventories valued using the LIFO method comprised 38% and 58% of consolidated inventories before deducting the LIFO reserve at December 31, 2010 and 2009. During 2010 inventory quantities declined which provided a pretax favorable income effect from the liquidation of LIFO inventory of  $15.0.

FINANCE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2010
FINANCE AND OTHER RECEIVABLES

D. FINANCE AND OTHER RECEIVABLES

Finance and other receivables include the following:

At December 31,	2010	2009
Loans	$2,713.9	$2,875.2
Retail direct financing leases	2,005.0	2,260.0
Sales-type finance leases	703.6	764.9
Dealer wholesale financing	983.4	1,015.2
Interest and other receivables	109.3	109.6
Unearned interest: Finance leases	(299.3)	(359.6)

	6,215.9	6,665.3
Less allowance for losses:
Loans, leases and other	(137.5)	(157.1)
Dealer wholesale financing	(7.5)	(10.5)

	$6,070.9	$6,497.7

The net activity of sales-type finance leases, dealer direct loans and wholesale financing on new trucks is shown in the operating section of the consolidated statements of cash flows since they finance the sale of Company inventory.

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES
2011	$1,041.7	$1,086.8
2012	736.0	633.5
2013	496.5	418.2
2014	275.2	248.7
2015	144.0	117.4
Thereafter	20.5	38.7

	$2,713.9	$2,543.3

Estimated residual values included with finance leases amounted to  $165.3 in 2010 and  $186.8 in 2009. Repayment experience indicates the majority of dealer wholesale financing will be repaid within one year. In addition, repayment experience indicates that some loans, leases and other finance receivables will be paid prior to contract maturity, while others may be extended or modified. The Company may modify loans and finance leases for commercial reasons or for credit reasons for customers experiencing difficulty making payments under the contract terms. When customer accounts are modified the Company thoroughly evaluates the credit worthiness of the customer and only modifies accounts that the Company considers likely to perform under the modified terms. On average modifications resulted in contractual terms being extended approximately three months. Modifications did not have a significant effect on the weighted average term or interest rate of the portfolio. When granting modifications the Company rarely forgives principal or interest, or reduces interest rates below market rates. Accordingly, very few modifications result in a troubled debt restructuring (TDR). The balance of loans accounted for as TDRs was  $6.5 at December 31, 2010.

Allowance for Credit Losses

The Company’s allowance for credit losses is segregated into two portfolio segments, wholesale and retail. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The wholesale segment includes wholesale financing loans to dealers that are collateralized by the trucks being financed. The retail segment includes retail loans, and direct and sales-type finance leases, net of unearned interest.

The allowance for credit losses is summarized as follows:

	2010			2009	2008
	Wholesale	Retail	Total	Total	Total
Balance at January 1	$10.5	$157.1	$167.6	$178.3	$193.4
Provision for losses	.2	60.8	61.0	90.8	99.2
Charge-offs	(2.9)	(94.9)	(97.8)	(115.2)	(104.8)
Recoveries	.3	14.2	14.5	7.0	3.7
Currency translation	(.6)	.3	(.3)	6.7	(13.2)

Balance at December 31	$7.5	$137.5	$145.0	$167.6	$178.3

As described in Note A, the Company reclassified impairment losses on repossessed equipment on operating leases to Depreciation and other. As a result, the Provision for losses decreased to  $90.8 and  $99.2 for the years ended December 31, 2009 and 2008 from  $104.4 and  $102.9, respectively. Charge-offs (net of recoveries) decreased to  $108.2 and  $101.1 for the years ended December 31, 2009 and 2008 from  $121.8 and  $104.8, respectively.

Information regarding finance receivables summarized by those evaluated collectively and individually is as follows:

At December 31, 2010	Wholesale	Retail	Total
Recorded investment for impaired finance receivables evaluated individually	$3.4	$150.0	$153.4
Allowance for finance receivables evaluated individually	1.3	33.6	34.9

Recorded investment for finance receivables evaluated collectively	$980.0	$4,973.2	$5,953.2
Allowance for finance receivables evaluated collectively	6.2	103.9	110.1

The recorded investment of finance receivables that are on non-accrual status in the wholesale, fleet and owner/operator portfolio classes as of December 31, 2010 are  $3.4,  $72.2 and  $33.9, respectively. The recorded investment of finance receivables on non-accrual status as of December 31, 2009 was  $88.4.

Impaired Loans

The Company’s impaired loans are segregated by portfolio class. A portfolio class of receivables is a subdivision of a portfolio segment with similar measurement attributes, risk characteristics and common methods to monitor and assess credit risk. The Company’s retail segment is subdivided into the fleet and owner/operator classes. Fleet consists of retail accounts with customers operating more than five trucks. All others are owner/operator. All impaired loans have a specific reserve and are summarized as follows:

	2010				2009
At December 31,	Wholesale	Fleet	Owner / Operator	Total	Total

Impaired loans with specific reserve	$3.4	$21.5	$17.8	$42.7	$67.2
Associated allowance	(1.3)	(4.4)	(3.8)	(9.5)	(12.0)

Net carrying amount of impaired loans	$2.1	$17.1	$14.0	$33.2	$55.2

Unpaid principal balance	3.4	21.5	17.8	42.7	67.2

Average recorded investment	7.8	31.7	18.8	58.3	63.4

Interest income recognized	.1	1.7	.2	2.0	3.6

Credit Quality

The Company’s customers are principally concentrated in the transportation industry in North America, Europe and Australia. On a geographic basis, there is a proportionate concentration of credit risk in each area. The Company retains as collateral a security interest in the related equipment.

At the inception of each contract, the Company considers the credit risk based on a variety of credit quality indicators including, prior payment experience, customer financial information, credit-rating agency ratings, loan-to-value ratios, and other internal metrics. On an ongoing basis, the Company monitors the credit exposure based on past-due status and collection experience as the Company has found a meaningful correlation between the past-due status of customers and the risk of loss.

The table below summarizes the Company’s financing receivables by credit quality indicator and portfolio class. Performing accounts are paying in accordance with the contractual terms and are not considered to be of high risk. Watch accounts include past-due and large high risk accounts that are not impaired. At-risk includes customer accounts that are impaired.

At December 31, 2010	Wholesale	Fleet	Owner/ Operator	Total
Performing	$966.2	$3,544.0	$1,359.4	$5,869.6
Watch	13.8	46.6	23.2	83.6
At-risk	3.4	115.1	34.9	153.4

	$983.4	$3,705.7	$1,417.5	$6,106.6

The Company uses historical data and impairment assessment of the condition of its customers and the economy to estimate default rates for each credit quality indicator as of December 31, 2010.

The table below summarizes the Company’s financing receivables by aging category.

At December 31, 2010	Wholesale	Fleet	Owner/ Operator	Total
Current and up to 30 days past-due	$966.2	$3,581.1	$1,359.5	$5,906.8
31 - 60 days past-due	7.7	48.5	19.7	75.9
Greater than 60 days past-due	9.5	76.1	38.3	123.9

	$983.4	$3,705.7	$1,417.5	$6,106.6

Repossessions

When the Company determines a customer is not likely to meet their contractual commitments, the Company repossesses the vehicles which serve as collateral for the loans, finance leases and equipment under operating lease. The Company records the vehicles as used truck inventory included in Financial Services Other Assets on the Consolidated Balance Sheets. The balance of repossessed inventory at December 31, 2010 and 2009 is  $15.6 and  $28.5 respectively. Proceeds from the sales of repossessed assets were  $135.3,  $202.5 and  $154.3 for the years ended December 31, 2010, 2009 and 2008, respectively. These amounts are included in “Proceeds from asset disposals” on the Consolidated Statements of Cash Flows. Write-downs of repossessed equipment on operating leases are recorded as impairments and included in Financial Services “Depreciation and other” on the Consolidated Statements of Income.

EQUIPMENT ON OPERATING LEASES	12 Months Ended
Dec. 31, 2010
EQUIPMENT ON OPERATING LEASES
E.	EQUIPMENT ON OPERATING LEASES

A summary of equipment on operating leases for the Truck and Other segment and for the Financial Services segment is as follows:

	TRUCK AND OTHER		FINANCIAL SERVICES
At December 31,	2010	2009	2010	2009
Equipment on operating leases	$776.8	$730.6	$2,118.6	$2,090.8
Less allowance for depreciation	(240.6)	(226.8)	(635.5)	(577.6)

	$536.2	$503.8	$1,483.1	$1,513.2

Annual minimum lease payments due on Financial Services operating leases beginning January 1, 2011 are  $393.6,  $241.6,  $152.0,  $75.0,  $17.4 and  $3.0 thereafter.

When the equipment is sold subject to an RVG, the full sales price is received from the customer. A liability is established for the residual value obligation with the remainder of the proceeds recorded as deferred lease revenue.

These amounts are summarized below:

	TRUCK AND OTHER
At December 31,	2010	2009
Deferred lease revenues	$250.6	$239.2
Residual value guarantees	313.2	308.0

	$563.8	$547.2

The deferred lease revenue is amortized on a straight-line basis over the RVG contract period. At December 31, 2010, the annual amortization of deferred revenues beginning January 1, 2011 is  $64.2,  $47.4,  $60.9,  $44.3,  $23.8 and  $10.0 thereafter. Annual maturities of the residual value guarantees beginning January 1, 2011 are  $80.3,  $59.2,  $76.0,  $55.4,  $29.7 and  $12.6 thereafter.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT
F.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment include the following:

At December 31,	USEFUL LIVES	2010	2009
Land		$200.7	$206.3
Buildings and improvements	10-40 years	970.5	1,007.6
Machinery, equipment and production tooling	3-12 years	2,481.0	2,489.0

		3,652.2	3,702.9
Less allowance for depreciation		(1,978.5)	(1,945.2)

		$1,673.7	$1,757.7

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER	12 Months Ended
Dec. 31, 2010
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER
G.	ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER

Accounts payable, accrued expenses and other include the following:

At December 31,	2010	2009
Truck and Other:
Accounts payable	$707.4	$622.5
Accrued expenses	224.9	226.0
Salaries and wages	171.8	132.9
Product support reserves	231.3	230.8
Other	341.1	277.8

	$1,676.5	$1,490.0

PRODUCT SUPPORT LIABILITIES	12 Months Ended
Dec. 31, 2010
PRODUCT SUPPORT LIABILITIES
H.	PRODUCT SUPPORT LIABILITIES

Product support liabilities include reserves related to product warranties, optional extended warranties and repair and maintenance (R&M) contracts. The Company generally offers one-year warranties covering most of its vehicles and related aftermarket parts. Specific terms and conditions vary depending on the product and the country of sale. Optional extended warranty and R&M contracts can be purchased for periods which generally range up to five years. Warranty expenses and reserves are estimated and recorded at the time products or contracts are sold based on historical data regarding the source, frequency and cost of claims, net of any recoveries. PACCAR periodically assesses the adequacy of its recorded liabilities and adjusts them as appropriate to reflect actual experience.

Changes in warranty and R&M reserves are summarized as follows:

At December 31,	2010	2009	2008
Beginning balance	$386.4	$450.4	$483.3
Cost accruals and revenue deferrals	172.4	169.0	312.3
Payments and revenue recognized	(171.3)	(245.6)	(304.6)
Currency translation	(15.3)	12.6	(40.6)

	$372.2	$386.4	$450.4

Warranty and R&M reserves are included in the accompanying Consolidated Balance Sheets as follows:

At December 31,	2010	2009
Truck and Other:
Accounts payable, accrued expenses and other	$231.3	$230.8
Other liabilities	83.2	84.3
Financial Services:
Deferred taxes and other liabilities	57.7	71.3

	$372.2	$386.4

BORROWINGS AND CREDIT ARRANGEMENTS	12 Months Ended
Dec. 31, 2010
BORROWINGS AND CREDIT ARRANGEMENTS
I.	BORROWINGS AND CREDIT ARRANGEMENTS

Truck and Other long-term debt at December 31, 2010 and 2009, consisted of  $150.0 of notes with an effective interest rate of 6.9% which mature in 2014 and  $23.5 and  $22.3, respectively of non-interest bearing notes which mature in September 2011.

Financial Services borrowings include the following:

At December 31,	EFFECTIVE RATE	2010	EFFECTIVE RATE	2009
Commercial paper	2.2%	$2,126.4	2.8%	$2,695.6
Bank loans:
Medium-term	7.8%	245.3	7.6%	315.6

		2,371.7		3,011.2
Term notes	4.6%	2,730.8	4.8%	2,889.3

	3.8%	$5,102.5	4.0%	$5,900.5

The term notes of  $2,730.8 at December 31, 2010 and  $2,889.3 at December 31, 2009 include an increase in fair value of  $9.6 and  $19.6, respectively for notes designated to fair value hedges. The effective rate is the weighted average rate as of December 31, 2010 and 2009 and includes the effects of interest rate contracts.

The annual maturities of the financial services borrowings are as follows:

Beginning January 1, 2011	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
2011	$2,126.4	$174.7	$1,067.3	$3,368.4
2012		51.1	620.0	671.1
2013		19.4	550.0	569.4
2014		.1	350.0	350.1
2015			133.9	133.9

	$2,126.4	$245.3	$2,721.2	$5,092.9

Interest paid on borrowings was  $230.2,  $267.6 and  $327.1 in 2010, 2009 and 2008, respectively. For the years ended December 31, 2010, 2009 and 2008 the Company capitalized interest of  $10.3,  $2.3, and nil respectively, in Truck and Other.

The primary sources of borrowings are commercial paper and medium-term notes issued in the public markets. The medium-term notes are issued by PACCAR Inc, PACCAR Financial Corp. (PFC), PACCAR Financial Europe and PACCAR Mexico.

PACCAR Inc intends to periodically file shelf registrations under the Securities Act of 1933. The total amount of medium-term notes outstanding for PACCAR Inc as of December 31, 2010 is  $870.0. The current registration expires in 2011 and does not limit the principal amount of debt securities that may be issued during the period.

In November 2009, the Company’s U.S. finance subsidiary, PFC, filed a shelf registration under the Securities Act of 1933. The total amount of medium-term notes outstanding for PFC as of December 31, 2010 was  $1,123.5. The registration expires in 2012 and does not limit the principal amount of debt securities that may be issued during the period.

At December 31, 2010, PACCAR’s European finance subsidiary, PACCAR Financial Europe, had €900.0 available for issuance under a €1,500.0 medium-term note program registered with the London Stock Exchange. The program was renewed in the fourth quarter of 2010 and is renewable annually.

In June 2008, PACCAR Mexico registered a 7,000 peso medium-term note program with the Comision Nacional Bancaria y de Valores. The registration expires in 2012 and at December 31, 2010, 6,100 pesos remained available for issuance.

The Company has line of credit arrangements of  $3,646.9, of which  $3,401.6 was unused at the end of December 2010. Included in these arrangements is  $3,000.0 of syndicated bank facilities, of which,  $1,000.0 matures in June 2011,  $1,000.0 matures in June 2012 and  $1,000.0 matures in June 2013. The Company intends to replace these credit facilities as they expire with facilities of similar amounts and duration. These credit facilities are maintained primarily to provide backup liquidity for commercial paper borrowings and maturing medium-term notes. There were no borrowings under the syndicated bank facilities for the year ended December 31, 2010.

LEASES	12 Months Ended
Dec. 31, 2010
LEASES
J.	LEASES

The Company leases certain facilities, computer equipment and aircraft under operating leases. Leases expire at various dates through the year 2017. Annual minimum rent payments under non-cancelable operating leases having initial or remaining terms in excess of one year at January 1, 2011 are  $18.1,  $10.8,  $7.6,  $4.1,  $2.7 and  $.8 thereafter. Total rental expenses under all leases amounted to  $29.7,  $40.6 and  $43.3 for 2010, 2009 and 2008, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
K.	COMMITMENTS AND CONTINGENCIES

The Company is involved in various stages of investigations and cleanup actions in different countries related to environmental matters. In certain of these matters, the Company has been designated as a “potentially responsible party” by domestic and foreign environmental agencies. The Company has an accrual to provide for the estimated costs to investigate and complete cleanup actions where it is probable that the Company will incur such costs in the future. Expenditures related to environmental activities in 2010, 2009 and 2008 were  $1.3,  $1.3, and  $3.8, respectively.

While the timing and amount of the ultimate costs associated with future environmental cleanup cannot be determined, management expects that these matters will not have a significant effect on the Company’s consolidated financial position.

At December 31, 2010, PACCAR had standby letters of credit of  $19.8, which guarantee various insurance and financing activities. The Company is committed, under specific circumstances, to purchase equipment at a cost of  $53.4 in 2011. At December 31, 2010, PACCAR’s financial services companies, in the normal course of business, had outstanding commitments to fund new loan and lease transactions amounting to  $157.9. The commitments generally expire in 90 days. At December 31, 2010, the Company had commitments related to the construction of its engine facility in Columbus, Mississippi of  $25.9 in 2011 and  $12.5 thereafter. The Company had other commitments, primarily to purchase production inventory, amounting to  $139.0 in 2011 and  $103.0 thereafter.

On October 28, 2010, a National Labor Relations Board (NLRB) administrative law judge issued a decision that since the Company did not provide certain information to the union representing employees at Peterbilt’s former truck assembly plant in Madison, Tennessee, during collective bargaining negotiations in 2008, the employer-directed work stoppage was not in conformity with certain provisions of the National Labor Relations Act from July 16, 2008 and that the Company should reimburse approximately 300 plant employees, with interest, for wage and benefit losses incurred during the work stoppage which ended on April 6, 2009. The Company disagrees with this decision and filed its exceptions with the NLRB. The Company believes the range of possible outcomes is between nil and  $15.0. No reserve has been provided as the Company believes it will ultimately prevail in the matter.

PACCAR is a defendant in various legal proceedings and, in addition, there are various other contingent liabilities arising in the normal course of business. After consultation with legal counsel, management does not anticipate that disposition of these proceedings and contingent liabilities will have a material effect on the consolidated financial statements.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFITS
L.	EMPLOYEE BENEFITS

Severance Costs: The Company did not incur any significant severance expense in 2010 and had  $.3 accrued for future severance payments at December 31, 2010. During the years ended December 31, 2009 and 2008 the Company incurred severance costs of  $25.9 and  $17.3, respectively. These costs were the result of work force adjustments reflecting low truck demand, primarily in Europe.

Employee Benefit Plans: PACCAR has several defined benefit pension plans, which cover a majority of its employees. The Company evaluates its actuarial assumptions on an annual basis and considers changes based upon market conditions and other factors.

The Company funds its pensions in accordance with applicable employee benefit and tax laws. The Company contributed  $61.8 to its pension plans in 2010 and  $173.4 in 2009. The Company expects to contribute in the range of  $20.0 to  $50.0 to its pension plans in 2011 of which  $18.5 is estimated to satisfy minimum funding requirements. Annual benefits expected to be paid beginning January 1, 2011 are  $57.3,  $62.9,  $67.7,  $73.2,  $76.5 and for the five years thereafter, a total of  $453.7.

Plan assets are invested in global equity and debt securities through professional investment managers with the objective to achieve targeted risk adjusted returns and maintain liquidity sufficient to fund current benefit payments. Typically, each defined benefit plan has an investment policy that includes a target for asset mix including maximum and minimum ranges for allocation percentages by investment category. The actual allocation of assets may vary at times based upon rebalancing policies and other factors. The Company periodically assesses the target asset mix by evaluating external sources of information regarding the long-term historical return, volatilities and expected future returns for each investment category. In addition, the long-term rates of return assumptions for pension accounting are reviewed annually to ensure they are appropriate. Target asset mix and forecast long-term returns by asset category are considered in determining the assumed long-term rates of return, although historical returns realized are given some consideration.

The following information details the allocation of plan assets by investment type. See Note P for definitions of fair value levels.

At December 31, 2010	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities		$38.1	$431.3	$469.4
Global equities			394.8	394.8

Total equities	50-70%	38.1	826.1	864.2

Fixed Income:
U.S. fixed income		208.5	172.1	380.6
Non U.S. fixed income			171.0	171.0

Total fixed income	30-50%	208.5	343.1	551.6

Cash and other		2.7	26.9	29.6

Total plan assets		$249.3	$1,196.1	$1,445.4

At December 31, 2009	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities		$29.2	$374.2	$403.4
Global equities		—	311.4	311.4

Total equities	50-70%	29.2	685.6	714.8

Fixed Income:
U.S. fixed income		303.2	109.3	412.5
Non U.S. fixed income		13.8	102.4	116.2

Total fixed income	30-50%	317.0	211.7	528.7

Cash and other		5.6	27.2	32.8

Total plan assets		$351.8	$924.5	$1,276.3

The following additional data relates to all pension plans of the Company, except for certain multi-employer and foreign-insured plans:

At December 31,	2010	2009
Weighted Average Assumptions:
Discount rate	5.4%	5.9%
Rate of increase in future compensation levels	3.9%	3.9%
Assumed long-term rate of return on plan assets	7.2%	7.4%

The components of the Change in Projected Benefit Obligation and Change in Plan Assets are as follows:

	2010	2009
Change in Projected Benefit Obligation:
Benefit obligation at January 1	$1,324.8	$1,196.4
Service cost	37.5	36.2
Interest cost	76.5	71.1
Benefits paid	(56.2)	(59.6)
Actuarial loss	99.7	46.7
Currency translation and other	.4	30.9
Participant contributions	2.9	3.1

Projected benefit obligation at December 31	$1,485.6	$1,324.8

Change in Plan Assets:
Fair value of plan assets at January 1	$1,276.3	$913.8
Employer contributions	61.8	173.4
Actual return on plan assets	162.6	215.9
Benefits paid	(56.2)	(59.6)
Currency translation and other	(2.0)	29.7
Participant contributions	2.9	3.1

Fair value of plan assets at December 31	1,445.4	1,276.3

Funded status at December 31	$(40.2)	$(48.5)

Amounts Recorded in Balance Sheet:	2010	2009
Other noncurrent assets	$47.1	$59.9
Other liabilities	(87.3)	(108.4)
Accumulated other comprehensive loss:
Actuarial loss	303.3	291.0
Prior service cost	9.0	9.5
Net initial transition amount	.6	.5

Of the December 31, 2010 amounts in accumulated other comprehensive loss,  $22.2 of unrecognized actuarial loss,  $1.5 of unrecognized prior service cost are expected to be amortized into net pension expense in 2011.

The accumulated benefit obligation for all pension plans of the Company, except for certain multi-employer and foreign-insured plans was  $1,350.3 at December 31, 2010 and  $1,214.0 at December 31, 2009.

Information for all plans with accumulated benefit obligation in excess of plan assets is as follows:

At December 31,	2010	2009
Projected benefit obligation	$266.5	$429.0
Accumulated benefit obligation	253.7	418.9
Fair value of plan assets	193.9	322.9

Year Ended December 31,	2010	2009	2008
Components of Pension Expense:
Service cost	$37.5	$36.2	$46.6
Interest on projected benefit obligation	76.5	71.1	73.9
Expected return on assets	(98.2)	(93.1)	(92.8)
Amortization of prior service costs	1.8	1.7	2.4
Recognized actuarial loss	14.7	9.5	3.0
Curtailment (gain) loss		(.1)	.9

Net pension expense	$32.3	$25.3	$34.0

Pension expense for multi-employer and foreign-insured plans was  $33.8,  $41.2, and  $45.8 in 2010, 2009 and 2008.

The Company has certain defined contribution benefit plans whereby it generally matches employee contributions up to 5% of base wages. The Company match was 3%, 1% and 5% in 2010, 2009 and 2008, respectively. The majority of participants in these plans are non-union employees located in the United States. Expenses for these plans were  $13.8,  $6.8 and  $22.1 in 2010, 2009 and 2008, respectively.

During the second quarter of 2009, the Company discontinued subsidizing postretirement medical costs for the majority of its U.S. employees and recognized a curtailment gain of  $47.7. The Company also recognized a curtailment gain of  $18.3 in the third quarter of 2009 for the discontinuation of postretirement healthcare related to the permanent closure of the Peterbilt facility in Madison, Tennessee.

The following data relates to unfunded postretirement medical and life insurance plans:

		2010	2009
Change in Projected Benefit Obligation:
Benefit obligation at January 1		$6.7	$80.9
Interest cost		.3	.5
Benefits paid		(2.1)	(3.2)
Curtailment gain			(66.0)
Actuarial loss (gain)		.6	(5.5)

Projected benefit obligation at December 31		5.5	6.7

Unfunded status at December 31		$(5.5)	$(6.7)

Amounts Recorded in Balance Sheet:
Other liabilities		$(5.5)	$(6.7)
Accumulated other comprehensive (income) loss:
Actuarial gain		(.5)	(.9)

Year Ended December 31,	2010	2009	2008
Components of Retiree Expense:
Service cost			$3.2
Interest cost	$.3	$.5	4.7
Recognized prior service cost			.1
Curtailment gain		(66.0)
Recognized net initial obligation			.4

Net retiree expense (income)	$.3	$(65.5)	$8.4

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
M.	INCOME TAXES

The Company’s tax rate is based on income and statutory tax rates in the various jurisdictions in which the Company operates. Tax law requires items to be included in the Company’s tax returns at different times than the items reflected in the Company’s financial statements. As a result, the Company’s annual tax rate reflected in its financial statements is different than that reported in its tax returns. Some of these differences are permanent, such as expenses that are not deductible in the Company’s tax return, and some differences reverse over time, such as depreciation expense. These temporary differences create deferred tax assets and liabilities. The Company establishes valuation allowances for its deferred tax assets if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2010	2009	2008

Domestic	$186.3	$79.1	$96.0
Foreign	474.0	95.9	1,368.0

	$660.3	$175.0	$1,464.0

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2010	2009	2008
Current provision (benefit):
Federal	$24.5	$(102.4)	$(24.7)
State	8.2	(2.5)	(7.9)
Foreign	123.7	8.3	347.7

	156.4	(96.6)	315.1

Deferred provision (benefit):
Federal	24.6	125.4	123.7
State	(7.1)	8.2	12.5
Foreign	28.8	26.1	(5.2)

	46.3	159.7	131.0

	$202.7	$63.1	$446.1

Tax benefits recognized for net operating loss carryforwards were  $9.0,  $27.8 and  $4.7 for the years ended 2010, 2009, and 2008, respectively.

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2010	2009	2008
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Mexican tax law change		6.5
Qualified dividends to defined contribution plan	(.7)	(2.3)	(.4)
Research and development credit	(.5)	(2.1)	(.4)
Tax on foreign earnings	(3.9)	.8	(4.6)
Tax contingencies	(.8)	2.2	(.3)
Other, net	1.6	(4.0)	1.2

	30.7%	36.1%	30.5%

U.S. income taxes are not provided on the undistributed earnings of the Company’s foreign subsidiaries that are considered to be indefinitely reinvested. At December 31, 2010, the amount of undistributed earnings which are considered to be indefinitely reinvested is  $3,146.3. Included in domestic taxable income for 2010, 2009, and 2008 are  $169.0,  $31.4 and  $456.8 of foreign earnings, respectively, which are not indefinitely reinvested, for which domestic taxes of  $16.5,  $3.7 and  $69.1, respectively, were provided as the difference between the domestic and foreign rate on those earnings.

At December 31, 2010, the Company had net operating loss carryforwards of  $351.5, of which  $222.1 were in foreign subsidiaries and  $129.4 were in the U.S. The related deferred tax asset was  $68.2. The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws. At December 31, 2010, the Company has U.S. tax credit carryforwards of  $57.5, most of which expire in 2019. The future tax benefits of net operating loss and credit carryforwards are evaluated on a regular basis, including a review of historical and projected operating results.

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2010	2009
Assets:
Accrued expenses	$112.8	$123.2
Net operating loss carryforwards	68.2	70.9
Tax credit carryfowards	57.5	68.4
Allowance for losses on receivables	47.3	54.4
Postretirement benefit plans	15.8	15.6
Other	80.9	98.7

	382.5	431.2
Valuation allowance	(12.4)	(4.0)

	370.1	427.2
Liabilities:
Financial Services leasing depreciation	(538.7)	(524.1)
Depreciation and amortization	(156.0)	(167.9)
Other	(4.7)	(16.9)

	(699.4)	(708.9)

Net deferred tax liability	$(329.3)	$(281.7)

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2010	2009
Truck and Other:
Other current assets	$98.8	$76.9
Other noncurrent assets	79.2	135.8
Accounts payable, accrued expenses and other		(.1)
Other liabilities	(26.7)	(35.0)
Financial Services:
Other assets	48.9	68.0
Deferred taxes and other liabilities	(529.5)	(527.3)

Net deferred tax liability	$(329.3)	$(281.7)

Cash paid for income taxes was  $82.9,  $67.3 and  $452.0 in 2010, 2009 and 2008, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
Balance at January 1	$37.0	$33.0	$48.7
Additions based on tax positions and settlements related to the current year	2.5	1.1	7.1
Additions based on tax positions and settlements related to the prior year	23.5	11.5	3.3
Reductions for tax positions of prior years	(10.7)	(7.2)	(19.5)
Lapse of statute of limitations	(9.2)	(1.4)	(6.6)

Balance at December 31	$43.1	$37.0	$33.0

The Company had  $40.6 and  $20.8 of related assets at December 31, 2010 and 2009. All of the unrecognized tax benefits and related assets would impact the effective tax rate if recognized.

Interest and penalties are classified as income taxes in the accompanying statements of income and were not significant during any of the three years ended December 31, 2010, 2009, and 2008. Amounts accrued for the payment of penalties and interest at December 31, 2010 and 2009 were also not significant.

As of December 31, 2010, the United States Internal Revenue Service has completed examinations of the Company’s tax returns for all years through 2006. The Company’s tax returns for other major jurisdictions remain potentially subject to examination for the years ranging from 2004 through 2010.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
N.	STOCKHOLDERS’ EQUITY

Accumulated Other Comprehensive Income (Loss): Following are the components of accumulated other comprehensive income:

At December 31,	2010	2009	2008
Unrealized gain on investments	$.8	$1.4	$1.0
Tax effect	(.3)	(.5)	(.4)

	.5	.9	.6

Unrealized loss on derivative contracts	(27.1)	(73.4)	(121.7)
Tax effect	9.2	25.0	39.4

	(17.9)	(48.4)	(82.3)

Pension and postretirement:
Unrecognized:
Actuarial loss	(465.1)	(444.7)	(525.9)
Prior service cost	(13.9)	(14.7)	(16.0)
Net initial obligation	(.7)	(.6)	(2.3)
Tax effect	167.3	159.9	195.9

	(312.4)	(300.1)	(348.3)

Currency translation adjustment	371.1	383.8	160.2

Accumulated other comprehensive income (loss)	$41.3	$36.2	$(269.8)

Other Capital Stock Changes: In April 2010, the Company retired 409,000 of its common shares held as treasury stock. PACCAR had 409,000 treasury shares at December 31, 2009 and 2008.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS
O.	DERIVATIVE FINANCIAL INSTRUMENTS

As part of its risk management strategy, the Company enters into derivative contracts to hedge against interest rate and foreign currency risk.

Interest-Rate Contracts: The Company enters into various interest-rate contracts, including interest-rate swaps and cross currency interest-rate swaps. Interest-rate swaps involve the exchange of fixed for floating rate or floating for fixed rate interest payments based on the contractual notional amounts in a single currency. Cross currency interest-rate swaps involve the exchange of notional amounts and interest payments in different currencies. The Company is exposed to interest rate and exchange rate risk caused by market volatility as a result of its borrowing activities. The objective of these contracts is to mitigate the fluctuations on earnings, cash flows and fair value of borrowings. Net amounts paid or received are reflected as adjustments to interest expense.

At December 31, 2010, the notional amount of the Company’s interest-rate contracts was  $2,780.7. Notional maturities for all interest-rate contracts are  $1,138.4 for 2011,  $722.8 for 2012,  $373.8 for 2013,  $339.9 for 2014,  $196.4 for 2015 and  $9.4 thereafter. The majority of these contracts are floating to fixed swaps that effectively convert an equivalent amount of commercial paper and other variable rate debt to fixed rates.

Foreign-Exchange Contracts: The Company enters into foreign-exchange contracts to hedge certain anticipated transactions and assets and liabilities denominated in foreign currencies, particularly the Canadian dollar, the euro, the British pound, the Australian dollar and the Mexican peso. The objective is to reduce fluctuations in earnings and cash flows associated with changes in foreign currency exchange rates. At December 31, 2010, the notional amount of the outstanding foreign-exchange contracts was  $339.3. Foreign-exchange contracts mature within one year.

The following table presents the balance sheet locations and fair value of derivative financial instruments:

At December 31,	2010		2009
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Derivatives designated under hedge accounting:
Interest-rate contracts:
Financial Services:
Other assets	$9.1		$10.8
Deferred taxes and other liabilities		$107.5		$107.1
Foreign-exchange contracts:
Truck and Other:
Other current assets	.9	1.1	.1
Accounts payable, accrued expenses and other				.2

Total	$10.0	$108.6	$10.9	$107.3

Economic hedges:
Interest-rate contracts:
Financial Services:
Other assets			$.4
Deferred taxes and other liabilities		$3.5		$9.0
Foreign-exchange contracts:
Truck and Other:
Other current assets	$.1
Accounts payable, accrued expenses and other		.3		.2
Financial Services:
Other assets			.3
Deferred taxes and other liabilities		.2		.1

Total	$.1	$4.0	$.7	$9.3

Fair Value Hedges: Changes in the fair value of derivatives designated as fair value hedges are recorded in earnings together with the changes in fair value of the hedged item attributable to the risk being hedged. The (income) or expense recognized in earnings related to fair value hedges was included in Interest and other borrowing expense in the Financial Services segment as follows:

Year Ended December 31,	2010	2009
Interest-rate swaps	$(1.0)	$(3.6)
Term notes	.9	3.9

Cash Flow Hedges: Substantially all of the Company’s interest-rate contracts and some foreign-exchange contracts have been designated as cash flow hedges. Changes in the fair value of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive income to the extent such hedges are considered effective.

Amounts in accumulated other comprehensive income are reclassified into net income in the same period in which the hedged transaction affects earnings. Net realized gains and losses from interest-rate contracts are recognized as an adjustment to interest expense. Net realized gains and losses from foreign-exchange contracts are recognized as an adjustment to cost of sales or to financial services interest expense, consistent with the hedged transaction. For the periods ended December 31, 2010 and 2009 the Company recognized gains on the ineffective portion of  $2.3 and  $.2, respectively.

The following table presents the pre-tax effects of derivative instruments recognized in earnings and Other Comprehensive Income (OCI):

Year Ended December 31,	2010		2009
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
(Gain) loss recognized in OCI:
Truck and Other		$(.2)		$(.6)
Financial Services	$77.0		$72.0	.2

Total	$77.0	$(.2)	$72.0	$(.4)

(Income) expense reclassified from Accumulated OCI into income:

Truck and Other:
Cost of sales and revenues		$(.4)		$(10.0)
Interest and other expense (income), net				(1.7)
Financial Services:
Interest and other borrowing expenses	$123.5		$131.4	.2

Total	$123.5	$(.4)	$131.4	$(11.5)

Of the  $17.9 accumulated net loss on derivative contracts included in accumulated other comprehensive income as of December 31, 2010,  $35.7, before tax effects, is expected to be reclassified to interest expense or cost of sales in the following 12 months. The fixed interest earned on finance receivables will offset the amount recognized in interest expense, resulting in a stable interest margin consistent with the Company’s risk management strategy.

Economic Hedges: For other risk management purposes, the Company enters into derivative instruments not designated as hedges that do not qualify for hedge accounting. These derivative instruments are used to mitigate the risk of market volatility arising from borrowings and foreign currency denominated transactions. Changes in the fair value of economic hedges are recorded in earnings in the period in which the change occurs.

The (income) or expense recognized in earnings related to economic hedges is as follows:

Year Ended December 31,	2010		2009
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Truck and Other:
Cost of sales and revenues		$.2		$(14.4)
Interest and other expense (income), net	$.6	8.0	$6.1	18.3
Financial Services:
Interest and other borrowing expenses	(7.8)		4.0	2.3

Total	$(7.2)	$8.2	$10.1	$6.2

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2010
FAIR VALUE MEASUREMENTS
P.	FAIR VALUE MEASUREMENTS

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy of fair value measurements is described below.

Level 1 – Valuations are based on quoted prices that the Company has the ability to obtain in actively traded markets for identical assets or liabilities. Since valuations are based on quoted prices that are readily and regularly available in an active market or exchange traded market, valuation of these instruments does not require a significant degree of judgment.

Level 2 – Valuations are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuations are based on model-based techniques for which some or all of the assumptions are obtained from indirect market information that is significant to the overall fair value measurement and which require a significant degree of management judgment. The Company has no financial instruments valued under Level 3 criteria.

The Company uses the following methods and assumptions to measure fair value for assets and liabilities subject to recurring fair value measurements.

Marketable Securities: The Company’s marketable debt securities consist of municipal bonds, government obligations, investment-grade corporate obligations, commercial paper, asset-backed securities and term deposits. The fair value of U.S. government obligations is based on quoted prices in active markets. These are categorized as Level 1. The fair value of non U.S. government bonds, municipal bonds, corporate bonds, asset-backed securities, commercial paper and term deposits is estimated using an industry standard valuation model, which is based on the income approach. The significant inputs into the valuation model include quoted interest rates, yield curves, credit rating of the security and other observable market information. These are categorized as Level 2.

Derivative Financial Instruments: The Company’s derivative contracts consist of interest-rate swaps, cross currency swaps and foreign currency exchange contracts. These derivative contracts are over the counter and their fair value is determined using industry standard valuation models, which are based on the income approach. The significant inputs into the valuation models include market inputs such as interest rates, yield curves, currency exchange rates, credit default swap spreads and forward spot rates. These contracts are categorized as Level 2.

PACCAR’s assets and liabilities subject to recurring fair value measurements are either Level 1 or Level 2 as follows:

At December 31, 2010	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. government securities	$2.7		$2.7
U.S. tax-exempt securities		$365.4	365.4
U.S. corporate securities		27.6	27.6
Non U.S. corporate securities		37.0	37.0
Other debt securities		17.8	17.8

Total marketable debt securities	$2.7	$447.8	$450.5

Derivatives
Interest-rate swaps		$5.8	$5.8
Cross currency swaps		3.3	3.3
Foreign-exchange contracts		1.0	1.0

Total derivative assets		$10.1	$10.1

Liabilities:
Derivatives
Interest-rate swaps		$37.2	$37.2
Cross currency swaps		73.8	73.8
Foreign-exchange contracts		1.6	1.6

Total derivative liabilities		$112.6	$112.6

At December 31, 2009	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. government securities	$6.5		$6.5
U.S. tax-exempt securities		$142.5	142.5
U.S. corporate securities		22.1	22.1
Non U.S. corporate securities		22.0	22.0
Non U.S. government securities		12.2	12.2
Other debt securities		14.2	14.2

Total marketable debt securities	$6.5	$213.0	$219.5
Derivatives
Interest-rate swaps		$5.3	$5.3
Cross currency swaps		5.9	5.9
Foreign-exchange contracts		.4	.4

Total derivative assets		$11.6	$11.6

Liabilities:
Derivatives
Interest-rate swaps		$82.2	$82.2
Cross currency swaps		33.9	33.9
Foreign-exchange contracts		.5	.5

Total derivative liabilities		$116.6	$116.6

Other nonfinancial assets that are measured at fair value on a nonrecurring basis are as follows:

At December 31,	2010	2009
	LEVEL 2	LEVEL 2
Impaired loans:
Financial Services	$33.2	$55.2

Used trucks held for sale:
Truck and Other	$20.0	$28.1
Financial Services	38.2	124.7

	$58.2	$152.8

The carrying amount of used trucks held for sale and collateral dependent impaired loans are adjusted when appropriate to reflect their fair value. The fair value of used trucks and collateral dependent impaired loans are determined from a matrix pricing model, which is based on the market approach. The significant observable inputs into the valuation model are recent sales prices of comparable units, the condition of the vehicles and the number of similar units to be sold.

For the year ended December 31, 2010 used truck write-downs were  $5.3, recorded as Depreciation and other in the Financial Services segment. The amount of used truck write-downs was  $34.7 for the year ended December 31, 2009, of which  $18.0 was recorded in cost of sales in the Truck segment and  $16.7 was recorded in the Financial Services segment (Provision for losses on receivables of  $4.7 and Depreciation and other expense of  $12.0).

The Company used the following methods and assumptions to determine the fair value of financial instruments that are not recognized at fair value as described below.

Cash and Cash Equivalents: Carrying amounts approximate fair value.

Financial Services Net Receivables: For floating-rate loans, wholesale financings, and interest and other receivables, fair values approximate carrying values. For fixed-rate loans, fair values are estimated using discounted cash flow analysis based on current rates for comparable loans. Finance lease receivables and related loss provisions have been excluded from the accompanying table.

Debt: The carrying amounts of financial services commercial paper, variable-rate bank loans and variable-rate term notes approximate fair value. For fixed-rate debt, fair values are estimated using discounted cash flow analysis based on current rates for comparable debt.

Trade Receivables and Payables: Carrying amounts approximate fair value.

Fixed-rate loans and debt that are not carried at approximate fair value are as follows:

At December 31,	2010		2009
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Assets:
Financial Services fixed-rate loans	$2,444.1	$2,483.3	$2,491.1	$2,539.0

Liabilities:
Truck and Other fixed-rate debt	173.5	196.9	172.3	192.4
Financial Services fixed-rate debt	1,870.7	1,967.9	1,645.4	1,746.7

STOCK COMPENSATION PLANS	12 Months Ended
Dec. 31, 2010
STOCK COMPENSATION PLANS
Q.	STOCK COMPENSATION PLANS

PACCAR has certain plans under which officers and key employees may be granted options to purchase shares of the Company’s authorized but unissued common stock under plans approved by stockholders. Non-employee directors and certain officers may be granted restricted shares of the Company’s common stock under plans approved by stockholders. Options outstanding under these plans were granted with exercise prices equal to the fair market value of the Company’s common stock at the date of grant. Options expire no later than ten years from the grant date and generally vest after three years. Restricted stock awards generally vest after three years.

The Company recognizes compensation cost on these options and restricted stock awards on a straight line basis over the requisite period the employee is required to render service. The maximum number of shares of the Company’s common stock authorized for issuance under these plans is 46.7 million shares and as of December 31, 2010, the maximum number of shares available for future grants was 18.5 million.

The estimated fair value of each option award is determined on the date of grant using the Black-Scholes-Merton option pricing model that uses assumptions noted in the following table. The risk free interest rate is based on the US Treasury yield curve in effect at the time of grant. Expected volatility is based on historical volatility. The dividend yield is based on an estimated future dividend yield using projected net income for the next five years, implied dividends and Company stock price. The expected term is based on the period of time that options granted are expected to be outstanding based on historical experience.

	2010	2009	2008
Risk-free interest rate	2.48%	2.00%	2.86%
Expected volatility	44%	39%	29%
Expected dividend yield	2.5%	3.0%	4.0%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$11.95	$8.47	$8.58

The fair value of options granted was  $11.7,  $10.0 and  $6.3 for the years ended December 31, 2010, 2009 and 2008, respectively.

A summary of activity under the Company’s stock plans is presented below.

	2010	2009	2008
Intrinsic value of options exercised	$33.7	$22.7	$10.8
Cash received from stock option exercises	22.0	17.6	11.5
Tax benefit related to stock option exercises	10.8	7.1	3.7
Stock based compensation	8.5	9.5	10.2
Tax benefit related to stock based compensation	3.2	3.5	3.8

The summary of options as of December 31, 2010, and changes during the year then ended is presented below.

	NUMBER OF SHARES	EXERCISE PRICE*	REMAINING CONTRACTUAL LIFE IN YEARS*	AGGREGATE INTRINSIC VALUE

Options outstanding at January 1	5,567,700	$29.12
Granted	975,500	36.12
Exercised	(1,118,000)	19.72
Cancelled	(142,900)	37.50

Options outstanding at December 31	5,282,300	$32.18	6.01	$132.9

Vested and expected to vest at December 31	5,091,300	$32.11	5.91	$128.4

Exercisable at December 31	2,686,100	$28.47	3.84	$77.5

*	Weighted Average

The fair value of restricted shares is determined based upon the stock price on the date of grant. The summary of nonvested restricted shares as of December 31, 2010 and changes during the year then ended is presented below:

NONVESTED SHARES	NUMBER OF SHARES	GRANT DATE FAIR VALUE*

Nonvested awards outstanding at January 1	182,900	$39.25
Granted	24,600	36.61
Vested	(62,000)	40.69
Forfeited	(2,900)	35.22

Nonvested awards outstanding at December 31	142,600	$38.25

*	Weighted Average

As of December 31, 2010, there was  $9.7 million of total unrecognized compensation cost related to nonvested stock options, which is recognized over a remaining weighted average vesting period of 1.45 years. Unrecognized compensation cost related to nonvested restricted stock awards of  $.8 million is expected to be recognized over a remaining weighted average vesting period of 1.1 years.

A total of 187,500 performance based restricted stock awards were granted in 2008 and 2007 at a weighted-average fair value of  $43.61. These awards vest after five years if the Company’s earnings per share growth over the same five year period meet or exceed certain performance goals. No matching shares were granted under this program in 2010 or 2009.

The fair value of the performance based restricted stock awards were determined based on the stock price on the grant date. Compensation expense for awards with performance conditions is recorded only when it is probable that the requirements will be achieved. As of December 31, 2010, 2009 and 2008, the attainment of the conditions of the awards was not considered probable.

SEGMENT AND RELATED INFORMATION	12 Months Ended
Dec. 31, 2010
SEGMENT AND RELATED INFORMATION
R.	SEGMENT AND RELATED INFORMATION

PACCAR operates in two principal segments, Truck and Financial Services.

The Truck segment includes the manufacture of trucks and the distribution of related aftermarket parts, both of which are sold through a network of independent dealers. This segment derives a large proportion of its revenues and operating profits from operations in North America and Europe.

The Financial Services segment is composed of finance and leasing products and services provided to truck customers and dealers. Revenues are primarily generated from operations in North America and Europe.

Included in All Other is PACCAR’s industrial winch manufacturing business. Also within this category are other sales, income and expenses not attributable to a reportable segment, including a portion of corporate expense. Intercompany interest income on cash advances to the financial services companies is included in All Other and was nil for 2010 and 2009 and  $17.2 in 2008. Included in All Other income before income taxes of  $42.2 in 2009 was  $66.0 of curtailment gains and  $22.2 of expense related to economic hedges. Geographic revenues from external customers are presented based on the country of the customer.

PACCAR evaluates the performance of its Truck segment based on operating profits, which excludes investment income, other income and expense and income taxes. The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2010	2009	2008
Revenues:
United States	$4,195.8	$3,594.4	$4,765.6
Europe	3,472.3	2,828.3	7,023.4
Other	2,624.8	1,663.8	3,183.5

	$10,292.9	$8,086.5	$14,972.5

Property, plant and equipment, net:
United States	$846.4	$814.6	$820.7
The Netherlands	381.6	452.8	467.3
Other	445.7	490.3	494.8

	$1,673.7	$1,757.7	$1,782.8

Equipment on operating leases, net:
United States	$666.9	$686.6	$634.9
Germany	334.0	362.7	358.4
United Kingdom	384.9	349.7	290.9
Mexico	200.4	186.7	212.4
Other	433.1	431.3	463.5

	$2,019.3	$2,017.0	$1,960.1

Business Segment Data:	2010	2009	2008
Net sales and revenues:
Truck	$9,591.3	$7,388.6	$14,142.7
Less intersegment	(354.0)	(394.6)	(595.3)

Net Truck	9,237.3	6,994.0	$13,547.4
All Other	87.8	82.7	162.2

Truck and Other	9,325.1	7,076.7	$13,709.6
Financial Services	967.8	1,009.8	1,262.9

	$10,292.9	$8,086.5	$14,972.5

Income before income taxes:
Truck	$501.0	$25.9	$1,156.5
All Other	(15.3)	42.2	6.0

	485.7	68.1	1,162.5
Financial Services	153.5	84.6	216.9
Investment income	21.1	22.3	84.6

	$660.3	$175.0	$1,464.0

Depreciation and amortization:
Truck	$276.7	$277.2	$309.0
Financial Services	337.5	364.4	333.1
All Other	9.0	10.1	11.0

	$623.2	$651.7	$653.1

Expenditures for long-lived assets:
Truck	$373.9	$324.2	$671.6
Financial Services	505.6	646.0	859.4
All Other	4.3	.8	19.0

	$883.8	$971.0	$1,550.0

Segment assets:
Truck	$3,742.2	$3,849.1	$3,939.3
Other	181.2	232.6	205.5
Cash and marketable securities	2,432.5	2,056.0	2,074.6

	6,355.9	6,137.7	6,219.4
Financial Services	7,878.2	8,431.3	10,030.4

	$14,234.1	$14,569.0	$16,249.8

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
Description of Operations

Description of Operations: PACCAR Inc (the Company or PACCAR) is a multinational company operating in two principal segments: (1) the design, manufacture and distribution of light-, medium- and heavy-duty commercial trucks and related aftermarket parts, “Truck” and (2) finance and leasing products and services provided to customers and dealers, “Financial Services”. PACCAR’s sales and revenues are derived primarily from North America and Europe. The Company also operates in Australia and South America and sells trucks and parts outside its primary markets to customers in Asia and Africa.

Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned domestic and foreign subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition:

Truck and Other: Substantially all sales and revenues of trucks and related aftermarket parts are recorded by the Company when products are shipped to dealers or customers, except for certain truck shipments that are subject to a residual value guarantee to the customer. Revenues related to these shipments are recognized on a straight-line basis over the guarantee period (see Note E). At the time certain truck and parts sales to a dealer are recognized, the Company records an estimate of the future sales incentive costs related to such sales. The estimate is based on historical data and announced incentive programs.

Financial Services: Interest income from finance and other receivables is recognized using the interest method. Certain loan origination costs are deferred and amortized to interest income over the expected life of the contracts, generally 36 to 60 months, using the straight-line method which approximates the interest method. For operating leases, rental revenue is recognized on a straight-line basis over the lease term. Recognition of interest income and rental revenue is suspended (put on non-accrual status) when the receivable becomes more than 90 days past the contractual due date or earlier if some other event causes the Company to determine that collection is not probable. Recognition is resumed if the receivable becomes contractually current by the payment of all amounts due under the terms of the existing contract and collection of remaining amounts is considered probable (if not modified), or after the customer has made scheduled payments for three months and collection of remaining amounts is considered probable (if contractually modified). Payments received while the finance receivable is impaired or on non-accrual status are applied to interest and principal in accordance with the contractual terms.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash equivalents consist of liquid investments with a maturity at date of purchase of three months or less.
Marketable Securities

Marketable Securities: The Company’s investments in marketable securities are classified as available-for-sale. These investments are stated at fair value with any unrealized gains or losses, net of tax, included as a component of accumulated other comprehensive income.

Receivables

Receivables:

Trade and Other Receivables: The Company’s trade and other receivables are recorded at cost on the balance sheet net of allowances.

Finance and Other Receivables:

Loans – Loans represent fixed- or floating-rate loans to customers collateralized by the vehicles purchased and are recorded at amortized cost.

Financing leases – Finance leases represent retail direct financing and sales-type finance lease contracts that lease equipment to retail customers and dealers, respectively. These leases are reported as the sum of minimum lease payments receivable and estimated residual value of the property subject to the contracts, reduced by unearned interest which is shown separately.

Dealer wholesale financing – Dealer wholesale financing represents floating-rate wholesale loans to PACCAR dealers for new and used trucks and are recorded at amortized cost. The loans are collateralized by the trucks being financed.

Interest and other – Interest and other receivables are interest due on loans and leases and other amounts due in the normal course of business and are due within one year.

Allowance for Credit Losses

Allowance for Credit Losses:

Truck and Other: The Company historically has not experienced significant losses related to trade and other receivables in its Truck and Other businesses. The allowance for credit losses for Truck and Other was  $3.5 and  $4.3 for the years ended December 31, 2010 and 2009, respectively and net charge-offs were  $.2,  $1.8 and  $2.0 for the years ending December 31, 2010, 2009 and 2008, respectively.

Financial Services: The Company continuously monitors the performance of all its finance receivables, by reviewing payment performance. In addition, for large customers and dealer wholesale financing accounts, the Company regularly monitors their financial statements and makes appropriate customer contact. If the Company becomes aware of circumstances with those customers or dealers that could lead to financial difficulty, whether or not they are past due, the accounts are placed on a watch list. In determining the allowance for credit losses, loans and finance leases are evaluated together since they relate to a similar customer base and their contractual terms require regular payment of principal and interest generally over 36 to 60 months and they are secured by the same type of collateral. The Company collectively and individually evaluates its finance receivables and the allowance for credit losses consists of both a general and specific reserve.

The Company individually evaluates certain finance receivables for impairment. Finance receivables which are evaluated individually consist of customers on non-accrual status, all wholesale accounts and certain large retail accounts with past-due balances or that otherwise are deemed to be at a higher risk of credit loss and loans which have been modified as troubled debt restructurings. A receivable is considered impaired if it is probable the Company will be unable to collect all contractual interest and principal payments as scheduled. Impaired receivables are individually evaluated to determine the amount of impairment and these receivables are considered collateral dependent. Accordingly, the evaluation of individual reserves is based on the fair value less costs to sell the associated collateral. When the underlying collateral fair value exceeds the Company’s loss exposure, no individual reserve is recorded. The Company uses a pricing model to value the underlying collateral on a quarterly basis. The fair value of the collateral is determined based on management’s evaluation of numerous factors such as the make, model and year of the equipment, overall condition of the equipment, primary method of distribution for the equipment, recent sales prices of comparable equipment and economic trends affecting used equipment values.

For finance receivables that are evaluated collectively, the Company determines the allowance for credit losses for both retail and wholesale receivables based on historical loss information, using past-due account data and current market conditions. Information used includes assumptions regarding the likelihood of collecting current and past-due accounts, repossession rates and the recovery rate on the underlying collateral based on used truck values and other pledged collateral or recourse. The Company has developed a range of loss estimates for each of its country portfolios based on historical experience, taking into account loss frequency and severity in both strong and weak truck market conditions. A projection is made of the range of estimated credit losses inherent in the portfolio from which an amount is determined as probable based on current market conditions and other factors impacting the creditworthiness of the Company’s borrowers and their ability to repay. The projected amount is then compared to the allowance for credit loss balance and an appropriate adjustment is made.

The provision for losses on finance receivables is charged to income based on management’s estimate of incurred credit losses, net of recoveries, inherent in the portfolio. Accounts are charged-off against the allowance for credit losses when, in the judgment of management, they are considered uncollectable (generally upon repossession of the collateral). Typically the timing between the repossession process and when a receivable is charged-off is not significant. In cases where repossession is delayed (i.e. for legal reasons), the Company will record partial charge-offs. The charge-off is determined by comparing the fair value of the collateral less costs to sell to the recorded investment.

Inventories

Inventories: Inventories are stated at the lower of cost or market. Cost of inventories in the United States is determined principally by the last-in, first-out (LIFO) method. Cost of all other inventories is determined principally by the first-in, first-out (FIFO) method.

Equipment on Operating Leases

Equipment on Operating Leases: The Company leases equipment under operating leases to customers in the Financial Services segment. In addition, in the Truck segment, equipment sold to customers in Europe subject to a residual value guarantee (RVG) is accounted for as operating leases. Equipment is recorded at cost and is depreciated on the straight-line basis to the lower of the estimated residual value or guarantee value. Lease and guarantee periods generally range from three to seven years. Estimated useful lives of the equipment range from five to eight years. The Company reviews residual values of equipment on operating leases periodically to determine that recorded amounts are appropriate.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed principally by the straight-line method based on the estimated useful lives of the various classes of assets. Certain production tooling is amortized on a unit of production basis.

Long-lived Assets, Goodwill and Other Intangible Assets

Long-lived Assets, Goodwill and Other Intangible Assets: The Company evaluates the carrying value of property, equipment and other intangible assets when events and circumstances warrant such a review. Goodwill is tested for impairment at least on an annual basis. Impairment charges were insignificant during the three years ended December 31, 2010.

Derivative Financial Instruments

Derivative Financial Instruments: Derivative financial instruments are used to hedge exposures to fluctuations in interest rates and foreign currency exchange rates. Certain derivative instruments designated as either cash flow hedges or fair value hedges are subject to hedge accounting. Derivative instruments that are not subject to hedge accounting are held as economic hedges. The Company’s policies prohibit the use of derivatives for speculation or trading. At inception of each hedge relationship, the Company documents its risk management objectives, procedures and accounting treatment. Exposure limits and minimum credit ratings are used to minimize the risks of counterparty default. The Company had no material exposures to default at December 31, 2010.

The Company uses regression analysis to assess effectiveness of interest-rate contracts on a quarterly basis. For foreign-exchange contracts, the Company performs quarterly assessments to ensure that critical terms continue to match. All components of the derivative instrument’s gain or loss are included in the assessment of hedge effectiveness. Gains or losses on the ineffective portion of cash flow hedges are recognized currently in earnings. Hedge accounting is discontinued prospectively when the Company determines that a derivative financial instrument has ceased to be a highly effective hedge.

Foreign Currency Translation

Foreign Currency Translation: For most of PACCAR’s foreign subsidiaries, the local currency is the functional currency. All assets and liabilities are translated at year-end exchange rates and all income statement amounts are translated at the weighted average rates for the period. Translation adjustments are recorded in accumulated other comprehensive income (loss), a component of stockholders’ equity. PACCAR uses the U.S. dollar as the functional currency for its Mexican subsidiaries. Accordingly, inventories, cost of sales, property, plant and equipment, and depreciation are remeasured at historical rates and resulting adjustments are included in net income.

Earnings per Share

Earnings per Share: Basic earnings per common share are computed by dividing earnings by the weighted average number of commons shares outstanding, plus the effect of any participating securities. Diluted earnings per common share are computed assuming that all potentially dilutive securities are converted into common shares under the treasury stock method.

Reclassifications

Reclassifications: The Company has made the following reclassifications to prior years to conform to the 2010 presentation. The Company has reclassified the impairment losses related to repossessed equipment on operating lease in the Financial Services segment from “Provision for losses on receivables” to “Depreciation and other” in the Consolidated Statements of Income and Consolidated Statements of Cash flows. In addition, the Company has reclassified proceeds for the sale of repossessed assets relating to finance receivables from “Collections on retail loans and direct financing leases” to “Proceeds from asset disposals” in the Consolidated Statements of Cash Flows.

New Accounting Pronouncements

New Accounting Pronouncements: The Company adopted Accounting Standards Update (ASU) 2010-06 Improving Disclosures about Fair Value Measurements as of January 1, 2010 with no significant disclosure effect on the financial statements. The ASU requires disclosing the amounts of significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and describing the reasons for the transfers, fair value information by class of assets and liabilities, and descriptions of valuation techniques and inputs for Level 2 and 3 measurements. The Company’s disclosure in Note P has been updated to comply with this standard.

In July 2010, the FASB issued ASU No. 2010-20 Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 amends FASB Accounting Standards Codification topic 310 – Receivables and expands disclosures about the credit quality of a company’s financing receivables and allowance for credit losses. ASU 2010-20 was effective for reporting periods ending after December 15, 2010. The Company’s disclosure in Note D has been updated to comply with this standard.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2010
Dilutive and Antidilutive Options

The dilutive and antidilutive options are shown separately in the table below.

Year Ended December 31	2010	2009	2008
Additional shares	1,339,300	1,103,600	1,721,300
Antidilutive options	1,642,600	2,290,400	1,397,800

Reclassifications to Prior Years

The changes are outlined on the following table:

	2009		2008
Consolidated Statements of Income	Before	After	Before	After
Depreciation and other	$442.5	$456.1	$437.8	$441.5
Provision for losses on receivables	104.4	90.8	102.9	99.2

Consolidated Statements of Cash Flows
Operating Activities:
Depreciation on equipment on operating leases and other	$450.1	$463.7	$422.9	$426.6
Provision for losses on receivables	104.4	90.8	102.9	99.2

Investing Activities:
Collections on retail loans and direct financing leases	$2,285.5	$2,083.0	$2,771.0	$2,616.7
Proceeds from asset disposals	317.6	520.1	239.3	393.6

INVESTMENTS IN MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2010
Marketable Debt Securities

Marketable debt securities consisted of the following at December 31:

2010	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. government and agency securities	$2.7			$2.7
U.S. tax-exempt securities	364.9	$.8	$.3	365.4
U.S. corporate securities	27.3	.3		27.6
Non U.S. corporate securities	37.0			37.0
Other debt securities	17.8			17.8

	$449.7	$1.1	$.3	$450.5

2009	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. government and agency securities	$6.5			$6.5
U.S. tax-exempt securities	141.2	$1.3		142.5
U.S. corporate securities	22.0	.2	$.1	22.1
Non U.S. corporate securities	22.0			22.0
Non U.S. government securities	12.2			12.2
Other debt securities	14.2			14.2

	$218.1	$1.5	$.1	$219.5

Contractual Maturities of Debt Securities

Contractual maturities at December 31, 2010 were as follows:

Maturities:	AMORTIZED COST	FAIR VALUE
Within one year	$182.9	$183.2
One to five years	254.6	255.1
Ten or more years	12.2	12.2

	$449.7	$450.5

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2010
Inventories Table

Inventories include the following:

At December 31,	2010	2009
Finished products	$370.1	$312.5
Work in process and raw materials	322.2	487.5

	692.3	800.0
Less LIFO reserve	(158.3)	(167.9)

	$534.0	$632.1

FINANCE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2010
Finance and Other Receivables

Finance and other receivables include the following:

At December 31,	2010	2009
Loans	$2,713.9	$2,875.2
Retail direct financing leases	2,005.0	2,260.0
Sales-type finance leases	703.6	764.9
Dealer wholesale financing	983.4	1,015.2
Interest and other receivables	109.3	109.6
Unearned interest: Finance leases	(299.3)	(359.6)

	6,215.9	6,665.3
Less allowance for losses:
Loans, leases and other	(137.5)	(157.1)
Dealer wholesale financing	(7.5)	(10.5)

	$6,070.9	$6,497.7

Annual Minimum Payments Due on Finance Receivables

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES
2011	$1,041.7	$1,086.8
2012	736.0	633.5
2013	496.5	418.2
2014	275.2	248.7
2015	144.0	117.4
Thereafter	20.5	38.7

	$2,713.9	$2,543.3

Allowance for Credit Losses

The allowance for credit losses is summarized as follows:

	2010			2009	2008
	Wholesale	Retail	Total	Total	Total
Balance at January 1	$10.5	$157.1	$167.6	$178.3	$193.4
Provision for losses	.2	60.8	61.0	90.8	99.2
Charge-offs	(2.9)	(94.9)	(97.8)	(115.2)	(104.8)
Recoveries	.3	14.2	14.5	7.0	3.7
Currency translation	(.6)	.3	(.3)	6.7	(13.2)

Balance at December 31	$7.5	$137.5	$145.0	$167.6	$178.3

Finance Receivables Summary by those Evaluated Collectively and Individually

Information regarding finance receivables summarized by those evaluated collectively and individually is as follows:

At December 31, 2010	Wholesale	Retail	Total
Recorded investment for impaired finance receivables evaluated individually	$3.4	$150.0	$153.4
Allowance for finance receivables evaluated individually	1.3	33.6	34.9

Recorded investment for finance receivables evaluated collectively	$980.0	$4,973.2	$5,953.2
Allowance for finance receivables evaluated collectively	6.2	103.9	110.1

Impaired Loans and Specific Reserve

All impaired loans have a specific reserve and are summarized as follows:

	2010				2009
At December 31,	Wholesale	Fleet	Owner / Operator	Total	Total

Impaired loans with specific reserve	$3.4	$21.5	$17.8	$42.7	$67.2
Associated allowance	(1.3)	(4.4)	(3.8)	(9.5)	(12.0)

Net carrying amount of impaired loans	$2.1	$17.1	$14.0	$33.2	$55.2

Unpaid principal balance	3.4	21.5	17.8	42.7	67.2

Average recorded investment	7.8	31.7	18.8	58.3	63.4

Interest income recognized	.1	1.7	.2	2.0	3.6

Financing Receivables by Credit Quality Indicator

The table below summarizes the Company’s financing receivables by credit quality indicator and portfolio class. Performing accounts are paying in accordance with the contractual terms and are not considered to be of high risk. Watch accounts include past-due and large high risk accounts that are not impaired. At-risk includes customer accounts that are impaired.

At December 31, 2010	Wholesale	Fleet	Owner/ Operator	Total
Performing	$966.2	$3,544.0	$1,359.4	$5,869.6
Watch	13.8	46.6	23.2	83.6
At-risk	3.4	115.1	34.9	153.4

	$983.4	$3,705.7	$1,417.5	$6,106.6

Financing Receivables by Aging Category

The table below summarizes the Company’s financing receivables by aging category.

At December 31, 2010	Wholesale	Fleet	Owner/ Operator	Total
Current and up to 30 days past-due	$966.2	$3,581.1	$1,359.5	$5,906.8
31 - 60 days past-due	7.7	48.5	19.7	75.9
Greater than 60 days past-due	9.5	76.1	38.3	123.9

	$983.4	$3,705.7	$1,417.5	$6,106.6

EQUIPMENT ON OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2010
Equipment on Operating Leases for the Truck and Other Segment and for the Financial Services Segment

A summary of equipment on operating leases for the Truck and Other segment and for the Financial Services segment is as follows:

	TRUCK AND OTHER		FINANCIAL SERVICES
At December 31,	2010	2009	2010	2009
Equipment on operating leases	$776.8	$730.6	$2,118.6	$2,090.8
Less allowance for depreciation	(240.6)	(226.8)	(635.5)	(577.6)

	$536.2	$503.8	$1,483.1	$1,513.2

Residual Value Obligation and Deferred Lease Revenue

A liability is established for the residual value obligation with the remainder of the proceeds recorded as deferred lease revenue.

These amounts are summarized below:

	TRUCK AND OTHER
At December 31,	2010	2009
Deferred lease revenues	$250.6	$239.2
Residual value guarantees	313.2	308.0

	$563.8	$547.2

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment

Property, plant and equipment include the following:

At December 31,	USEFUL LIVES	2010	2009
Land		$200.7	$206.3
Buildings and improvements	10-40 years	970.5	1,007.6
Machinery, equipment and production tooling	3-12 years	2,481.0	2,489.0

		3,652.2	3,702.9
Less allowance for depreciation		(1,978.5)	(1,945.2)

		$1,673.7	$1,757.7

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2010
Accounts Payable, Accrued Expenses and Other

Accounts payable, accrued expenses and other include the following:

At December 31,	2010	2009
Truck and Other:
Accounts payable	$707.4	$622.5
Accrued expenses	224.9	226.0
Salaries and wages	171.8	132.9
Product support reserves	231.3	230.8
Other	341.1	277.8

	$1,676.5	$1,490.0

PRODUCT SUPPORT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Changes in Warranty and R&M Reserves

Changes in warranty and R&M reserves are summarized as follows:

At December 31,	2010	2009	2008
Beginning balance	$386.4	$450.4	$483.3
Cost accruals and revenue deferrals	172.4	169.0	312.3
Payments and revenue recognized	(171.3)	(245.6)	(304.6)
Currency translation	(15.3)	12.6	(40.6)

	$372.2	$386.4	$450.4

Warranty and R&M Reserves

Warranty and R&M reserves are included in the accompanying Consolidated Balance Sheets as follows:

At December 31,	2010	2009
Truck and Other:
Accounts payable, accrued expenses and other	$231.3	$230.8
Other liabilities	83.2	84.3
Financial Services:
Deferred taxes and other liabilities	57.7	71.3

	$372.2	$386.4

BORROWINGS AND CREDIT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Financial Services Borrowings

Financial Services borrowings include the following:

At December 31,	EFFECTIVE RATE	2010	EFFECTIVE RATE	2009
Commercial paper	2.2%	$2,126.4	2.8%	$2,695.6
Bank loans:
Medium-term	7.8%	245.3	7.6%	315.6

		2,371.7		3,011.2
Term notes	4.6%	2,730.8	4.8%	2,889.3

	3.8%	$5,102.5	4.0%	$5,900.5

Annual Maturities of Financial Services Borrowings

The annual maturities of the financial services borrowings are as follows:

Beginning January 1, 2011	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
2011	$2,126.4	$174.7	$1,067.3	$3,368.4
2012		51.1	620.0	671.1
2013		19.4	550.0	569.4
2014		.1	350.0	350.1
2015			133.9	133.9

	$2,126.4	$245.3	$2,721.2	$5,092.9

EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2010
Allocation of Plan Assets by Investment

The following information details the allocation of plan assets by investment type. See Note P for definitions of fair value levels.

At December 31, 2010	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities		$38.1	$431.3	$469.4
Global equities			394.8	394.8

Total equities	50-70%	38.1	826.1	864.2

Fixed Income:
U.S. fixed income		208.5	172.1	380.6
Non U.S. fixed income			171.0	171.0

Total fixed income	30-50%	208.5	343.1	551.6

Cash and other		2.7	26.9	29.6

Total plan assets		$249.3	$1,196.1	$1,445.4

At December 31, 2009	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities		$29.2	$374.2	$403.4
Global equities		—	311.4	311.4

Total equities	50-70%	29.2	685.6	714.8

Fixed Income:
U.S. fixed income		303.2	109.3	412.5
Non U.S. fixed income		13.8	102.4	116.2

Total fixed income	30-50%	317.0	211.7	528.7

Cash and other		5.6	27.2	32.8

Total plan assets		$351.8	$924.5	$1,276.3

Additional Data Relating to All Pension Plans of the Company, Except for Certain Multi-Employer and Foreign-Insured Plans

The following additional data relates to all pension plans of the Company, except for certain multi-employer and foreign-insured plans:

At December 31,	2010	2009
Weighted Average Assumptions:
Discount rate	5.4%	5.9%
Rate of increase in future compensation levels	3.9%	3.9%
Assumed long-term rate of return on plan assets	7.2%	7.4%

Components of the Change in Projected Benefit Obligation and Change in Plan Assets

The components of the Change in Projected Benefit Obligation and Change in Plan Assets are as follows:

	2010	2009
Change in Projected Benefit Obligation:
Benefit obligation at January 1	$1,324.8	$1,196.4
Service cost	37.5	36.2
Interest cost	76.5	71.1
Benefits paid	(56.2)	(59.6)
Actuarial loss	99.7	46.7
Currency translation and other	.4	30.9
Participant contributions	2.9	3.1

Projected benefit obligation at December 31	$1,485.6	$1,324.8

Change in Plan Assets:
Fair value of plan assets at January 1	$1,276.3	$913.8
Employer contributions	61.8	173.4
Actual return on plan assets	162.6	215.9
Benefits paid	(56.2)	(59.6)
Currency translation and other	(2.0)	29.7
Participant contributions	2.9	3.1

Fair value of plan assets at December 31	1,445.4	1,276.3

Funded status at December 31	$(40.2)	$(48.5)

Amounts Recorded in Balance Sheet:	2010	2009
Other noncurrent assets	$47.1	$59.9
Other liabilities	(87.3)	(108.4)
Accumulated other comprehensive loss:
Actuarial loss	303.3	291.0
Prior service cost	9.0	9.5
Net initial transition amount	.6	.5

Information for Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Information for all plans with accumulated benefit obligation in excess of plan assets is as follows:

At December 31,	2010	2009
Projected benefit obligation	$266.5	$429.0
Accumulated benefit obligation	253.7	418.9
Fair value of plan assets	193.9	322.9

Year Ended December 31,	2010	2009	2008
Components of Pension Expense:
Service cost	$37.5	$36.2	$46.6
Interest on projected benefit obligation	76.5	71.1	73.9
Expected return on assets	(98.2)	(93.1)	(92.8)
Amortization of prior service costs	1.8	1.7	2.4
Recognized actuarial loss	14.7	9.5	3.0
Curtailment (gain) loss		(.1)	.9

Net pension expense	$32.3	$25.3	$34.0

Unfunded Postretirement Medical and Life Insurance Plans

The following data relates to unfunded postretirement medical and life insurance plans:

		2010	2009
Change in Projected Benefit Obligation:
Benefit obligation at January 1		$6.7	$80.9
Interest cost		.3	.5
Benefits paid		(2.1)	(3.2)
Curtailment gain			(66.0)
Actuarial loss (gain)		.6	(5.5)

Projected benefit obligation at December 31		5.5	6.7

Unfunded status at December 31		$(5.5)	$(6.7)

Amounts Recorded in Balance Sheet:
Other liabilities		$(5.5)	$(6.7)
Accumulated other comprehensive (income) loss:
Actuarial gain		(.5)	(.9)

Year Ended December 31,	2010	2009	2008
Components of Retiree Expense:
Service cost			$3.2
Interest cost	$.3	$.5	4.7
Recognized prior service cost			.1
Curtailment gain		(66.0)
Recognized net initial obligation			.4

Net retiree expense (income)	$.3	$(65.5)	$8.4

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2010
Components of Income Before Income Taxes

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2010	2009	2008

Domestic	$186.3	$79.1	$96.0
Foreign	474.0	95.9	1,368.0

	$660.3	$175.0	$1,464.0

Components of Provision for Income Taxes

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2010	2009	2008
Current provision (benefit):
Federal	$24.5	$(102.4)	$(24.7)
State	8.2	(2.5)	(7.9)
Foreign	123.7	8.3	347.7

	156.4	(96.6)	315.1

Deferred provision (benefit):
Federal	24.6	125.4	123.7
State	(7.1)	8.2	12.5
Foreign	28.8	26.1	(5.2)

	46.3	159.7	131.0

	$202.7	$63.1	$446.1

Reconciliation of the Statutory U.S Federal Tax Rate to the Effective Income Tax Rate

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2010	2009	2008
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Mexican tax law change		6.5
Qualified dividends to defined contribution plan	(.7)	(2.3)	(.4)
Research and development credit	(.5)	(2.1)	(.4)
Tax on foreign earnings	(3.9)	.8	(4.6)
Tax contingencies	(.8)	2.2	(.3)
Other, net	1.6	(4.0)	1.2

	30.7%	36.1%	30.5%

Tax Effects of Temporary Differences representing Deferred Tax Assets and Liabilities

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2010	2009
Assets:
Accrued expenses	$112.8	$123.2
Net operating loss carryforwards	68.2	70.9
Tax credit carryfowards	57.5	68.4
Allowance for losses on receivables	47.3	54.4
Postretirement benefit plans	15.8	15.6
Other	80.9	98.7

	382.5	431.2
Valuation allowance	(12.4)	(4.0)

	370.1	427.2
Liabilities:
Financial Services leasing depreciation	(538.7)	(524.1)
Depreciation and amortization	(156.0)	(167.9)
Other	(4.7)	(16.9)

	(699.4)	(708.9)

Net deferred tax liability	$(329.3)	$(281.7)

Balance Sheet Classification of Deferred Tax Assets and Liabilities

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2010	2009
Truck and Other:
Other current assets	$98.8	$76.9
Other noncurrent assets	79.2	135.8
Accounts payable, accrued expenses and other		(.1)
Other liabilities	(26.7)	(35.0)
Financial Services:
Other assets	48.9	68.0
Deferred taxes and other liabilities	(529.5)	(527.3)

Net deferred tax liability	$(329.3)	$(281.7)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
Balance at January 1	$37.0	$33.0	$48.7
Additions based on tax positions and settlements related to the current year	2.5	1.1	7.1
Additions based on tax positions and settlements related to the prior year	23.5	11.5	3.3
Reductions for tax positions of prior years	(10.7)	(7.2)	(19.5)
Lapse of statute of limitations	(9.2)	(1.4)	(6.6)

Balance at December 31	$43.1	$37.0	$33.0

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2010
Components of Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income (Loss): Following are the components of accumulated other comprehensive income:

At December 31,	2010	2009	2008
Unrealized gain on investments	$.8	$1.4	$1.0
Tax effect	(.3)	(.5)	(.4)

	.5	.9	.6

Unrealized loss on derivative contracts	(27.1)	(73.4)	(121.7)
Tax effect	9.2	25.0	39.4

	(17.9)	(48.4)	(82.3)

Pension and postretirement:
Unrecognized:
Actuarial loss	(465.1)	(444.7)	(525.9)
Prior service cost	(13.9)	(14.7)	(16.0)
Net initial obligation	(.7)	(.6)	(2.3)
Tax effect	167.3	159.9	195.9

	(312.4)	(300.1)	(348.3)

Currency translation adjustment	371.1	383.8	160.2

Accumulated other comprehensive income (loss)	$41.3	$36.2	$(269.8)

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Balance Sheet Locations and Fair Value of Derivative Financial Instruments

The following table presents the balance sheet locations and fair value of derivative financial instruments:

At December 31,	2010		2009
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Derivatives designated under hedge accounting:
Interest-rate contracts:
Financial Services:
Other assets	$9.1		$10.8
Deferred taxes and other liabilities		$107.5		$107.1
Foreign-exchange contracts:
Truck and Other:
Other current assets	.9	1.1	.1
Accounts payable, accrued expenses and other				.2

Total	$10.0	$108.6	$10.9	$107.3

Economic hedges:
Interest-rate contracts:
Financial Services:
Other assets			$.4
Deferred taxes and other liabilities		$3.5		$9.0
Foreign-exchange contracts:
Truck and Other:
Other current assets	$.1
Accounts payable, accrued expenses and other		.3		.2
Financial Services:
Other assets			.3
Deferred taxes and other liabilities		.2		.1

Total	$.1	$4.0	$.7	$9.3

(Income) or Expense Recognized in Earnings Related to Fair Value Hedges

The (income) or expense recognized in earnings related to fair value hedges was included in Interest and other borrowing expense in the Financial Services segment as follows:

Year Ended December 31,	2010	2009
Interest-rate swaps	$(1.0)	$(3.6)
Term notes	.9	3.9

Pre-Tax Effects of Derivative Instruments Recognized in Earnings and Other Comprehensive Income

The following table presents the pre-tax effects of derivative instruments recognized in earnings and Other Comprehensive Income (OCI):

Year Ended December 31,	2010		2009
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
(Gain) loss recognized in OCI:
Truck and Other		$(.2)		$(.6)
Financial Services	$77.0		$72.0	.2

Total	$77.0	$(.2)	$72.0	$(.4)

(Income) expense reclassified from Accumulated OCI into income:

Truck and Other:
Cost of sales and revenues		$(.4)		$(10.0)
Interest and other expense (income), net				(1.7)
Financial Services:
Interest and other borrowing expenses	$123.5		$131.4	.2

Total	$123.5	$(.4)	$131.4	$(11.5)

(Income) or Expense Recognized in Earnings related to Economic Hedges

The (income) or expense recognized in earnings related to economic hedges is as follows:

Year Ended December 31,	2010		2009
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Truck and Other:
Cost of sales and revenues		$.2		$(14.4)
Interest and other expense (income), net	$.6	8.0	$6.1	18.3
Financial Services:
Interest and other borrowing expenses	(7.8)		4.0	2.3

Total	$(7.2)	$8.2	$10.1	$6.2

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Financial Assets and Liabilities Subject to Recurring Fair Value Measurements

PACCAR’s assets and liabilities subject to recurring fair value measurements are either Level 1 or Level 2 as follows:

At December 31, 2010	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. government securities	$2.7		$2.7
U.S. tax-exempt securities		$365.4	365.4
U.S. corporate securities		27.6	27.6
Non U.S. corporate securities		37.0	37.0
Other debt securities		17.8	17.8

Total marketable debt securities	$2.7	$447.8	$450.5

Derivatives
Interest-rate swaps		$5.8	$5.8
Cross currency swaps		3.3	3.3
Foreign-exchange contracts		1.0	1.0

Total derivative assets		$10.1	$10.1

Liabilities:
Derivatives
Interest-rate swaps		$37.2	$37.2
Cross currency swaps		73.8	73.8
Foreign-exchange contracts		1.6	1.6

Total derivative liabilities		$112.6	$112.6

At December 31, 2009	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. government securities	$6.5		$6.5
U.S. tax-exempt securities		$142.5	142.5
U.S. corporate securities		22.1	22.1
Non U.S. corporate securities		22.0	22.0
Non U.S. government securities		12.2	12.2
Other debt securities		14.2	14.2

Total marketable debt securities	$6.5	$213.0	$219.5
Derivatives
Interest-rate swaps		$5.3	$5.3
Cross currency swaps		5.9	5.9
Foreign-exchange contracts		.4	.4

Total derivative assets		$11.6	$11.6

Liabilities:
Derivatives
Interest-rate swaps		$82.2	$82.2
Cross currency swaps		33.9	33.9
Foreign-exchange contracts		.5	.5

Total derivative liabilities		$116.6	$116.6

Other Assets that are Measured at Fair Value on a Nonrecurring Basis

Other nonfinancial assets that are measured at fair value on a nonrecurring basis are as follows:

At December 31,	2010	2009
	LEVEL 2	LEVEL 2
Impaired loans:
Financial Services	$33.2	$55.2

Used trucks held for sale:
Truck and Other	$20.0	$28.1
Financial Services	38.2	124.7

	$58.2	$152.8

Carrying Amount and Fair Value of Financial Services Fixed-Rate Loans and Fixed-Rate Debt

Fixed-rate loans and debt that are not carried at approximate fair value are as follows:

At December 31,	2010		2009
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Assets:
Financial Services fixed-rate loans	$2,444.1	$2,483.3	$2,491.1	$2,539.0

Liabilities:
Truck and Other fixed-rate debt	173.5	196.9	172.3	192.4
Financial Services fixed-rate debt	1,870.7	1,967.9	1,645.4	1,746.7

STOCK COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2010
Values of Options Based on the Stock Price at the Grant Date and Assumptions

The expected term is based on the period of time that options granted are expected to be outstanding based on historical experience.

	2010	2009	2008
Risk-free interest rate	2.48%	2.00%	2.86%
Expected volatility	44%	39%	29%
Expected dividend yield	2.5%	3.0%	4.0%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$11.95	$8.47	$8.58

Activity under the Company's Stock Plans

A summary of activity under the Company’s stock plans is presented below.

	2010	2009	2008
Intrinsic value of options exercised	$33.7	$22.7	$10.8
Cash received from stock option exercises	22.0	17.6	11.5
Tax benefit related to stock option exercises	10.8	7.1	3.7
Stock based compensation	8.5	9.5	10.2
Tax benefit related to stock based compensation	3.2	3.5	3.8

Stock Option Activity

The summary of options as of December 31, 2010, and changes during the year then ended is presented below.

	NUMBER OF SHARES	EXERCISE PRICE*	REMAINING CONTRACTUAL LIFE IN YEARS*	AGGREGATE INTRINSIC VALUE

Options outstanding at January 1	5,567,700	$29.12
Granted	975,500	36.12
Exercised	(1,118,000)	19.72
Cancelled	(142,900)	37.50

Options outstanding at December 31	5,282,300	$32.18	6.01	$132.9

Vested and expected to vest at December 31	5,091,300	$32.11	5.91	$128.4

Exercisable at December 31	2,686,100	$28.47	3.84	$77.5

*	Weighted Average

Summary of Nonvested Restricted Shares Activity

The summary of nonvested restricted shares as of December 31, 2010 and changes during the year then ended is presented below:

NONVESTED SHARES	NUMBER OF SHARES	GRANT DATE FAIR VALUE*

Nonvested awards outstanding at January 1	182,900	$39.25
Granted	24,600	36.61
Vested	(62,000)	40.69
Forfeited	(2,900)	35.22

Nonvested awards outstanding at December 31	142,600	$38.25

*	Weighted Average

SEGMENT AND RELATED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Geographic Area Data Reconciled to Consolidated

The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2010	2009	2008
Revenues:
United States	$4,195.8	$3,594.4	$4,765.6
Europe	3,472.3	2,828.3	7,023.4
Other	2,624.8	1,663.8	3,183.5

	$10,292.9	$8,086.5	$14,972.5

Property, plant and equipment, net:
United States	$846.4	$814.6	$820.7
The Netherlands	381.6	452.8	467.3
Other	445.7	490.3	494.8

	$1,673.7	$1,757.7	$1,782.8

Equipment on operating leases, net:
United States	$666.9	$686.6	$634.9
Germany	334.0	362.7	358.4
United Kingdom	384.9	349.7	290.9
Mexico	200.4	186.7	212.4
Other	433.1	431.3	463.5

	$2,019.3	$2,017.0	$1,960.1

Segment Reporting Information by Segment

Business Segment Data:	2010	2009	2008
Net sales and revenues:
Truck	$9,591.3	$7,388.6	$14,142.7
Less intersegment	(354.0)	(394.6)	(595.3)

Net Truck	9,237.3	6,994.0	$13,547.4
All Other	87.8	82.7	162.2

Truck and Other	9,325.1	7,076.7	$13,709.6
Financial Services	967.8	1,009.8	1,262.9

	$10,292.9	$8,086.5	$14,972.5

Income before income taxes:
Truck	$501.0	$25.9	$1,156.5
All Other	(15.3)	42.2	6.0

	485.7	68.1	1,162.5
Financial Services	153.5	84.6	216.9
Investment income	21.1	22.3	84.6

	$660.3	$175.0	$1,464.0

Depreciation and amortization:
Truck	$276.7	$277.2	$309.0
Financial Services	337.5	364.4	333.1
All Other	9.0	10.1	11.0

	$623.2	$651.7	$653.1

Expenditures for long-lived assets:
Truck	$373.9	$324.2	$671.6
Financial Services	505.6	646.0	859.4
All Other	4.3	.8	19.0

	$883.8	$971.0	$1,550.0

Segment assets:
Truck	$3,742.2	$3,849.1	$3,939.3
Other	181.2	232.6	205.5
Cash and marketable securities	2,432.5	2,056.0	2,074.6

	6,355.9	6,137.7	6,219.4
Financial Services	7,878.2	8,431.3	10,030.4

	$14,234.1	$14,569.0	$16,249.8

SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies [Line Items]
Operating segments	2
Allowance for credit losses	$ 3.5	$ 4.3
Net charge-offs	$ 0.2	$ 1.8	$ 2
Financial Services | Finance Leases Financing Receivable | Minimum
Significant Accounting Policies [Line Items]
Origination cost, amortization period	P36M
Financial Services | Finance Leases Financing Receivable | Maximum
Significant Accounting Policies [Line Items]
Origination cost, amortization period	P60M
Financial Services | Loans Receivable | Minimum
Significant Accounting Policies [Line Items]
Receivable, collection period	P36M
Financial Services | Loans Receivable | Maximum
Significant Accounting Policies [Line Items]
Receivable, collection period	P60M
Property Subject to Operating Lease
Significant Accounting Policies [Line Items]
Lease and guarantee periods, minimum (in years)	3
Lease and guarantee periods, maximum (in years)	7
Estimated useful life of equipment, minimum (in years)	5
Estimated useful life of equipment, maximum (in years)	8

Dilutive and Antidilutive Options (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Additional shares	1,339,300	1,103,600	1,721,300
Antidilutive options	1,642,600	2,290,400	1,397,800

Reclassifications to Prior Years (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Income
Provision for losses on receivables	$ 61	$ 90.8	$ 99.2
Operating Activities:
Depreciation on equipment on operating leases and other	433.3	463.7	426.6
Provision for losses on receivables	61	90.8	99.2
INVESTING ACTIVITIES:
Collections on retail loans and direct financing leases	1,789.2	1,282.2	2,307.5
Proceeds from asset disposals	392.1	520.1	393.6
Financial Services
Consolidated Statements of Income
Depreciation and other	451.6	456.1	441.5
Provision for losses on receivables	61	90.8	99.2
Operating Activities:
Provision for losses on receivables	61	90.8	99.2
Financial Services | Before Restatement Adjustment
Consolidated Statements of Income
Depreciation and other		442.5	437.8
Provision for losses on receivables		104.4	102.9
Operating Activities:
Provision for losses on receivables		104.4	102.9
Financial Services | After Restatement Adjustment
Consolidated Statements of Income
Depreciation and other		456.1	441.5
Provision for losses on receivables		90.8	99.2
Operating Activities:
Provision for losses on receivables		90.8	99.2
Before Restatement Adjustment
Consolidated Statements of Income
Provision for losses on receivables		104.4	102.9
Operating Activities:
Depreciation on equipment on operating leases and other		450.1	422.9
Provision for losses on receivables		104.4	102.9
INVESTING ACTIVITIES:
Collections on retail loans and direct financing leases		2,285.5	2,771
Proceeds from asset disposals		317.6	239.3
After Restatement Adjustment
Consolidated Statements of Income
Provision for losses on receivables		90.8	99.2
Operating Activities:
Depreciation on equipment on operating leases and other		463.7	426.6
Provision for losses on receivables		90.8	99.2
INVESTING ACTIVITIES:
Collections on retail loans and direct financing leases		2,083	2,616.7
Proceeds from asset disposals		$ 520.1	$ 393.6

Marketable Debt Securities (Detail) (Truck and Other, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	$ 449.7	$ 218.1
UNREALIZED GAINS	1.1	1.5
UNREALIZED LOSSES	0.3	0.1
FAIR VALUE	450.5	219.5
US Treasury and Government
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	2.7	6.5
FAIR VALUE	2.7	6.5
Domestic Nontaxable Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	364.9	141.2
UNREALIZED GAINS	0.8	1.3
UNREALIZED LOSSES	0.3
FAIR VALUE	365.4	142.5
Domestic Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	27.3	22
UNREALIZED GAINS	0.3	0.2
UNREALIZED LOSSES		0.1
FAIR VALUE	27.6	22.1
Foreign Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	37	22
FAIR VALUE	37	22
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	17.8	14.2
FAIR VALUE	17.8	14.2
Foreign Government Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST		12.2
FAIR VALUE		$ 12.2

INVESTMENTS IN MARKETABLE SECURITIES - Additional Information (Detail) (Truck and Other, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of marketable securities	$ 523.8
Gross realized gains from sales of marketable securities	0.7	1.2	5.1
Gross realized losses from sales of marketable securities	0.1	0.1	0.1
Fair value of marketable debt securities that have been in an unrealized loss position for 12 months or greater	0	27.4
Unrealized losses	0	0.1
Variable Rate Demand Obligation
Schedule of Available-for-sale Securities [Line Items]
Marketable debt securities	$ 12.2	$ 11.6

Contractual Maturities of Debt Securities (Detail) (Truck and Other, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Amortized Cost Maturities:
Within one year	$ 182.9
One to five years	254.6
Ten or more years	12.2
AMORTIZED COST	449.7	218.1
Fair Value Maturities:
Within one year	183.2
One to five years	255.1
Ten or more years	12.2
FAIR VALUE	$ 450.5	$ 219.5

Inventories Table (Detail) (Truck and Other, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Inventory [Line Items]
Finished products	$ 370.1	$ 312.5
Work in process and raw materials	322.2	487.5
Inventory, Gross, Total	692.3	800
Less LIFO reserve	(158.3)	(167.9)
Inventories	$ 534	$ 632.1

INVENTORIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Line Items]
Percentage of inventories valued using LIFO method of accounting	38.00%	58.00%
Pretax favorable income effect from the liquidation of LIFO inventory	$ 15

Finance and Other Receivables (Detail) (Financial Services, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 2,713.9	$ 2,875.2
Retail direct financing leases	2,005	2,260
Sales-type finance leases	703.6	764.9
Dealer wholesale financing	983.4	1,015.2
Interest and other receivables	109.3	109.6
Unearned interest: Finance leases	(299.3)	(359.6)
Loans and Leases Receivable, Net of Deferred Income, Total	6,215.9	6,665.3
Finance and other receivables, net	6,070.9	6,497.7
Less allowance for losses	(145)	(167.6)	(178.3)	(193.4)
Loans, leases and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	(137.5)	(157.1)
Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	$ (7.5)	$ (10.5)

Annual Minimum Payments Due on Finance Receivables (Detail) (Financial Services, USD $) In Millions	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 6,106.6
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2011	1,041.7
2012	736
2013	496.5
2014	275.2
2015	144
Thereafter	20.5
Financing Receivables	2,713.9
Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2011	1,086.8
2012	633.5
2013	418.2
2014	248.7
2015	117.4
Thereafter	38.7
Financing Receivables	$ 2,543.3

FINANCE AND OTHER RECEIVABLES - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance of repossessed inventory	$ 15.6	$ 28.5
Proceeds from the sales of repossessed assets	135.3	202.5	154.3
Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructuring policy	The Company may modify loans and finance leases for commercial reasons or for credit reasons for customers experiencing difficulty making payments under the contract terms. When customer accounts are modified the Company thoroughly evaluates the credit worthiness of the customer and only modifies accounts that the Company considers likely to perform under the modified terms. On average modifications resulted in contractual terms being extended less than three months. Modifications did not have a significant effect on the weighted average term or interest rate of the portfolio. When granting modifications the Company rarely forgives principal or interest, or reduces interest rates to below market rates. Accordingly, very few modifications result in a troubled debt restructuring (TDR).
Loans accounted for as troubled debt restructurings	6.5
Provision for losses	61	90.8	99.2
Recorded investment of finance receivables that are on non-accrual status		88.4
Financial Services | Before Restatement Adjustment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for losses		104.4	102.9
Charge-offs (net of recoveries)		121.8	104.8
Financial Services | After Restatement Adjustment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for losses		90.8	99.2
Charge-offs (net of recoveries)		108.2	101.1
Financial Services | Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated residual values included with finance leases	165.3	186.8
Financial Services | Loans, leases and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for losses	60.8
Financial Services | Loans, leases and other | Fleet
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	72.2
Financial Services | Loans, leases and other | Owner/Operator
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	33.9
Financial Services | Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for losses	0.2
Recorded investment of finance receivables that are on non-accrual status	$ 3.4

Allowance for Credit Losses (Detail) (Financial Services, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 167.6	$ 178.3	$ 193.4
Provision for losses	61	90.8	99.2
Charge-offs	(97.8)	(115.2)	(104.8)
Recoveries	14.5	7	3.7
Currency translation	(0.3)	6.7	(13.2)
Ending Balance	145	167.6	178.3
Loans, leases and other
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	157.1
Provision for losses	60.8
Charge-offs	(94.9)
Recoveries	14.2
Currency translation	0.3
Ending Balance	137.5
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	10.5
Provision for losses	0.2
Charge-offs	(2.9)
Recoveries	0.3
Currency translation	(0.6)
Ending Balance	$ 7.5

Finance Receivables Summary by those Evaluated Collectively and Individually (Detail) (Financial Services, USD $) In Millions	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	$ 153.4
Allowance for finance receivables evaluated individually	34.9
Recorded investment for finance receivables evaluated collectively	5,953.2
Allowance for finance receivables evaluated collectively	110.1
Loans, leases and other
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	150
Allowance for finance receivables evaluated individually	33.6
Recorded investment for finance receivables evaluated collectively	4,973.2
Allowance for finance receivables evaluated collectively	103.9
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	3.4
Allowance for finance receivables evaluated individually	1.3
Recorded investment for finance receivables evaluated collectively	980
Allowance for finance receivables evaluated collectively	$ 6.2

Impaired Loans and Specific Reserve (Detail) (Financial Services, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	$ 42.7	$ 67.2
Associated allowance	(9.5)	(12)
Net carrying amount of impaired loans	33.2	55.2
Unpaid principal balance	42.7	67.2
Average recorded investment	58.3	63.4
Interest income recognized	2	3.6
Loans, leases and other | Fleet
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	21.5
Associated allowance	(4.4)
Net carrying amount of impaired loans	17.1
Unpaid principal balance	21.5
Average recorded investment	31.7
Interest income recognized	1.7
Loans, leases and other | Owner/Operator
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	17.8
Associated allowance	(3.8)
Net carrying amount of impaired loans	14
Unpaid principal balance	17.8
Average recorded investment	18.8
Interest income recognized	0.2
Dealer wholesale financing
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	3.4
Associated allowance	(1.3)
Net carrying amount of impaired loans	2.1
Unpaid principal balance	3.4
Average recorded investment	7.8
Interest income recognized	$ 0.1

Financing Receivables by Credit Quality Indicator (Detail) (Financial Services, USD $) In Millions	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 6,106.6
Wholesale
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	983.4
Loans, leases and other | Fleet
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	3,705.7
Loans, leases and other | Fleet | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	3,544
Loans, leases and other | Fleet | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	46.6
Loans, leases and other | Fleet | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	115.1
Loans, leases and other | Owner/Operator
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,417.5
Loans, leases and other | Owner/Operator | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,359.4
Loans, leases and other | Owner/Operator | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	23.2
Loans, leases and other | Owner/Operator | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	34.9
Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	5,869.6
Pass | Wholesale
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	966.2
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	83.6
Special Mention | Wholesale
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	13.8
Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	153.4
Substandard | Wholesale
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 3.4

Financing Receivables by Aging Category (Detail) (Financial Services, USD $) In Millions	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	$ 5,906.8
31 - 60 days past-due	75.9
Greater than 60 days past-due	123.9
Financing Receivables	6,106.6
Loans, leases and other | Fleet
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	3,581.1
31 - 60 days past-due	48.5
Greater than 60 days past-due	76.1
Financing Receivables	3,705.7
Loans, leases and other | Owner/Operator
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	1,359.5
31 - 60 days past-due	19.7
Greater than 60 days past-due	38.3
Financing Receivables	1,417.5
Dealer wholesale financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	966.2
31 - 60 days past-due	7.7
Greater than 60 days past-due	9.5
Financing Receivables	$ 983.4

Equipment on Operating Leases for the Truck and Other Segment and for the Financial Services Segment (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	$ 776.8	$ 730.6
Less allowance for depreciation	(240.6)	(226.8)
Property Subject to or Available for Operating Lease, Net, Total	536.2	503.8
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	2,118.6	2,090.8
Less allowance for depreciation	(635.5)	(577.6)
Property Subject to or Available for Operating Lease, Net, Total	$ 1,483.1	$ 1,513.2

EQUIPMENT ON OPERATING LEASES - Additional Information (Detail) (USD $) In Millions	Dec. 31, 2010
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Minimum lease payments for operating leases, in 2011	$ 393.6
Minimum lease payments for operating leases, in 2012	241.6
Minimum lease payments for operating leases, in 2013	152
Minimum lease payments for operating leases, in 2014	75
Minimum lease payments for operating leases, in 2015	17.4
Minimum lease payments for operating leases, thereafter	3
Truck and Other
Property Subject to or Available for Operating Lease [Line Items]
Annual amortization of deferred lease revenues, in 2011	64.2
Annual amortization of deferred lease revenues, in 2012	47.4
Annual amortization of deferred lease revenues, in 2013	60.9
Annual amortization of deferred lease revenues, in 2014	44.3
Annual amortization of deferred lease revenues, in 2015	23.8
Annual amortization of deferred lease revenues, thereafter	10
Annual maturities of the residual value guarantees, in 2011	80.3
Annual maturities of the residual value guarantees, in 2012	59.2
Annual maturities of the residual value guarantees, in 2013	76
Annual maturities of the residual value guarantees, in 2014	55.4
Annual maturities of the residual value guarantees, in 2015	29.7
Annual maturities of the residual value guarantees, thereafter	$ 12.6

Residual Value Obligation and Deferred Lease Revenue (Detail) (Truck and Other, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Property Subject to or Available for Operating Lease [Line Items]
Deferred lease revenues	$ 250.6	$ 239.2
Residual value guarantees	313.2	308
Residual value guarantees and deferred revenues, noncurrent, Total	$ 563.8	$ 547.2

Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Truck and Other	Dec. 31, 2009 Truck and Other	Dec. 31, 2010 Truck and Other Building and Building Improvements	Dec. 31, 2010 Truck and Other Machinery Equipment And Production Tooling Member
Property, Plant and Equipment [Line Items]
Useful life, minimum (in years)						10	3
Useful life, maximum (in years)						40	12
Land				$ 200.7	$ 206.3
Buildings and improvements				970.5	1,007.6
Machinery, equipment and production tooling				2,481	2,489
Property, Plant and Equipment, Gross, Total				3,652.2	3,702.9
Less allowance for depreciation				(1,978.5)	(1,945.2)
Property, plant and equipment, net	$ 1,673.7	$ 1,757.7	$ 1,782.8	$ 1,673.7	$ 1,757.7

Accounts Payable, Accrued Expenses and Other (Detail) (Truck and Other, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other Liabilities [Line Items]
Accounts payable	$ 707.4	$ 622.5
Accrued expenses	224.9	226
Salaries and wages	171.8	132.9
Product support reserves	231.3	230.8
Other	341.1	277.8
Accounts Payable Accrued Expenses And Other Liabilities, Current, Total	$ 1,676.5	$ 1,490

PRODUCT SUPPORT LIABILITIES - Additional Information (Detail)	12 Months Ended
Dec. 31, 2010
Lower Limit
Warranty period	1
Upper Limit
Warranty period	5

Changes in Warranty and R&M Reserves (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Product Liability Contingency [Line Items]
Beginning balance	$ 386.4	$ 450.4	$ 483.3
Cost accruals and revenue deferrals	172.4	169	312.3
Payments and revenue recognized	(171.3)	(245.6)	(304.6)
Currency translation	(15.3)	12.6	(40.6)
Ending balance	$ 372.2	$ 386.4	$ 450.4

Warranty and R&M Reserves (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 372.2	$ 386.4	$ 450.4	$ 483.3
Truck and Other | Accounts Payable Accrued Expenses And Other Current Liabilities Member
Product Liability Contingency [Line Items]
Product Warranty Accrual	231.3	230.8
Truck and Other | Other Noncurrent Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	83.2	84.3
Financial Services | Deferred Taxes And Other Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 57.7	$ 71.3

BORROWINGS AND CREDIT ARRANGEMENTS - Additional Information (Detail)	12 Months Ended												12 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Truck and Other USD ( $)	Dec. 31, 2009 Truck and Other USD ( $)	Dec. 31, 2008 Truck and Other USD ( $)	Dec. 31, 2010 Truck and Other Notes 6.90 Percent Due 2014 USD ( $)	Dec. 31, 2009 Truck and Other Notes 6.90 Percent Due 2014 USD ( $)	Dec. 31, 2010 Truck and Other Notes Due September 2011 USD ( $)	Dec. 31, 2009 Truck and Other Notes Due September 2011 USD ( $)	Dec. 31, 2010 Financial Services USD ( $)	Dec. 31, 2009 Financial Services USD ( $)	Dec. 31, 2010 Financial Services Medium-term Notes USD ( $)	Dec. 31, 2009 Financial Services Medium-term Notes USD ( $)	Dec. 31, 2010 Parent Company Medium-term Notes USD ( $)	Dec. 31, 2010 PACCAR Financial Corp. (PFC) Medium-term Notes USD ( $)	Dec. 31, 2010 PACCAR's European finance subsidiary Medium-term Notes EUR ( €)	Jun. 30, 2008 PACCAR Mexico Medium-term Notes MXN ( $)	Dec. 31, 2010 PACCAR Mexico Medium-term Notes MXN ( $)	Dec. 31, 2010 Syndicated revolving loan facility USD ( $)	Dec. 31, 2010 Syndicated revolving loan facility MaturingInJune2011Member USD ( $)	Dec. 31, 2010 Syndicated revolving loan facility MaturingInJune2012Member USD ( $)	Dec. 31, 2010 Syndicated revolving loan facility MaturingInJune2013Member USD ( $)
Debt Disclosure [Line Items]
Notes payable, noncurrent							$ 150,000,000	$ 150,000,000	$ 23,500,000	$ 22,300,000
Interest rate							6.90%	6.90%			3.80%	4.00%	4.60%	4.80%
Maturity date							Dec 31, 2014	Dec 31, 2014	Sep 30, 2011	Sep 30, 2011
Term notes											2,730,800,000	2,889,300,000	2,730,800,000	2,889,300,000
Fair value of notes designated to fair value hedges													9,600,000	19,600,000
Interest paid on borrowings	230,200,000	267,600,000	327,100,000
Capitalized interest				10,300,000	2,300,000
Debt, unused borrowing capacity																	900,000,000		6,100,000,000
Debt oustanding															870,000,000	1,123,500,000
Debt, borrowing capacity																	1,500,000,000	7,000,000,000
Registration expiration															2011	2012		2012
Debt, renewal period																	Fourth quarter of 2010
Line of credit, maximum capacity	3,646,900,000																			3,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Line of credit, maturity date																					June 2011	June 2012	June 2013
Line of credit, unused borrowing capacity	$ 3,401,600,000

Financial Services Borrowings (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Commercial paper	$ 2,126.4	$ 2,695.6
Bank loans:
Medium-term	245.3	315.6
Commercial paper and bank loans	2,371.7	3,011.2
Term notes	2,730.8	2,889.3
Commercial Paper, Bank Loans, and Term Debt at Carrying Value, Total	5,102.5	5,900.5
Interest rate	3.80%	4.00%
Medium-term Notes
Bank loans:
Term notes	$ 2,730.8	$ 2,889.3
Interest rate	4.60%	4.80%
Commercial Papers
Bank loans:
Interest rate	2.20%	2.80%
Bank Loan Obligations
Bank loans:
Interest rate	7.80%	7.60%

Annual Maturities of Financial Services Borrowings (Detail) (Financial Services, USD $) In Millions	Dec. 31, 2010
Debt Outstanding [Line Items]
2011	$ 3,368.4
2012	671.1
2013	569.4
2014	350.1
2015	133.9
Long-term Debt, Gross, Total	5,092.9
Medium-term Notes
Debt Outstanding [Line Items]
2011	1,067.3
2012	620
2013	550
2014	350
2015	133.9
Long-term Debt, Gross, Total	2,721.2
Commercial Papers
Debt Outstanding [Line Items]
2011	2,126.4
Long-term Debt, Gross, Total	2,126.4
Bank Loan Obligations
Debt Outstanding [Line Items]
2011	174.7
2012	51.1
2013	19.4
2014	0.1
Long-term Debt, Gross, Total	$ 245.3

LEASES - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Leases Disclosure [Line Items]
Rental expenses	$ 29.7	$ 40.6	$ 43.3
Leased Equipment
Leases Disclosure [Line Items]
Minimum lease payments for operating leases, in 2011	18.1
Minimum lease payments for operating leases, in 2012	10.8
Minimum lease payments for operating leases, in 2013	7.6
Minimum lease payments for operating leases, in 2014	4.1
Minimum lease payments for operating leases, in 2015	2.7
Minimum lease payments for operating leases, thereafter	$ 0.8

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Oct. 28, 2010
Commitments and Contingencies Disclosure [Line Items]
Environmental activities expenditures	$ 1.3	$ 1.3	$ 3.8
Standby letters of credit	19.8
Minimum amount committed for purchasing equipment in 2011	53.4
National Labor Relations Board ruling to reimburse employees for a work stoppage, number of plant employees				300
National Labor Relations Board ruling to reimburse employees for a work stoppage, minimum contingent loss
National Labor Relations Board ruling to reimburse employees for a work stoppage, maximum contingent loss				15
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Outstanding commitments to fund new loan and lease transactions	157.9
Commitments expiration term	P90D
Construction for engine facility in Columbus, Mississippi
Commitments and Contingencies Disclosure [Line Items]
Commitments due in 2011	25.9
Commitments due thereafter	12.5
Inventory
Commitments and Contingencies Disclosure [Line Items]
Commitments due in 2011	139
Commitments due thereafter	$ 103

EMPLOYEE BENEFITS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefits Disclosure [Line Items]
Accrual for future severance payments			$ 0.3
Work force adjustments				25.9	17.3
Contribution to pension plans			61.8	173.4
Expected pension contributions minimum funding requirements			18.5
Annual benefits expected to be paid year one			57.3
Annual benefits expected to be paid year two			62.9
Annual benefits expected to be paid year three			67.7
Annual benefits expected to be paid year four			73.2
Annual benefits expected to be paid year five			76.5
Annual benefits expected to be paid for the five years thereafter			453.7
Certain defined contribution benefit plans matching employee contribution percentage			5.00%	5.00%	5.00%
Percentage match for base wages			3.00%	1.00%	5.00%
Unrecognized actuarial loss amount in accumulated other comprehensive loss expected to be amortized next year			22.2
Unrecognized prior service cost amount in accumulated other comprehensive loss expected to be amortized next year			1.5
Accumulated benefit obligation for all pension plans of the Company, except for certain multi-employer and foreign-insured plans			1,350.3	1,214
Curtailment gain recognized	18.3	47.7		66
Lower Limit
Employee Benefits Disclosure [Line Items]
Expected pension contributions by the company to the pension plans in the next year			20
Upper Limit
Employee Benefits Disclosure [Line Items]
Expected pension contributions by the company to the pension plans in the next year			50
United States | Non-Union Employees
Employee Benefits Disclosure [Line Items]
Defined contribution benefit plans expense			13.8	6.8	22.1
Multi Employer And Foreign Insured Plans
Employee Benefits Disclosure [Line Items]
Pension expense			$ 33.8	$ 41.2	$ 45.8

Allocation of Plan Assets by Investment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 United States Fair Value, Inputs, Level 1 Equity Funds	Dec. 31, 2009 United States Fair Value, Inputs, Level 1 Equity Funds	Dec. 31, 2010 United States Fair Value, Inputs, Level 1 Fixed Income Funds	Dec. 31, 2009 United States Fair Value, Inputs, Level 1 Fixed Income Funds	Dec. 31, 2010 Fair Value, Inputs, Level 1	Dec. 31, 2009 Fair Value, Inputs, Level 1	Dec. 31, 2010 Fair Value, Inputs, Level 1 Equity Funds	Dec. 31, 2009 Fair Value, Inputs, Level 1 Equity Funds	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fixed Income Funds	Dec. 31, 2009 Fair Value, Inputs, Level 1 Fixed Income Funds	Dec. 31, 2009 Fair Value, Inputs, Level 1 Fixed Income Funds Non U.S.	Dec. 31, 2010 Fair Value, Inputs, Level 1 Cash and other	Dec. 31, 2009 Fair Value, Inputs, Level 1 Cash and other	Dec. 31, 2010 United States Fair Value, Inputs, Level 2 Equity Funds	Dec. 31, 2009 United States Fair Value, Inputs, Level 2 Equity Funds	Dec. 31, 2010 United States Fair Value, Inputs, Level 2 Fixed Income Funds	Dec. 31, 2009 United States Fair Value, Inputs, Level 2 Fixed Income Funds	Dec. 31, 2010 Fair Value, Inputs, Level 2	Dec. 31, 2009 Fair Value, Inputs, Level 2	Dec. 31, 2010 Fair Value, Inputs, Level 2 Equity Funds	Dec. 31, 2009 Fair Value, Inputs, Level 2 Equity Funds	Dec. 31, 2010 Fair Value, Inputs, Level 2 Equity Funds Global	Dec. 31, 2009 Fair Value, Inputs, Level 2 Equity Funds Global	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fixed Income Funds	Dec. 31, 2009 Fair Value, Inputs, Level 2 Fixed Income Funds	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fixed Income Funds Non U.S.	Dec. 31, 2009 Fair Value, Inputs, Level 2 Fixed Income Funds Non U.S.	Dec. 31, 2010 Fair Value, Inputs, Level 2 Cash and other	Dec. 31, 2009 Fair Value, Inputs, Level 2 Cash and other	Dec. 31, 2010 United States Equity Funds	Dec. 31, 2009 United States Equity Funds	Dec. 31, 2010 Equity Funds	Dec. 31, 2009 Equity Funds	Dec. 31, 2010 Equity Funds Global	Dec. 31, 2009 Equity Funds Global	Dec. 31, 2010 United States Fixed Income Funds	Dec. 31, 2009 United States Fixed Income Funds	Dec. 31, 2010 Fixed Income Funds	Dec. 31, 2009 Fixed Income Funds	Dec. 31, 2010 Fixed Income Funds Non U.S.	Dec. 31, 2009 Fixed Income Funds Non U.S.	Dec. 31, 2010 Cash and other	Dec. 31, 2009 Cash and other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Equity funds, target minimum																																			50.00%	50.00%
Equity funds, target maximum																																			70.00%	70.00%
Fixed income funds, target minimum																																									30.00%	30.00%
Fixed income funds, target maximum																																									50.00%	50.00%
Plan assets	$ 1,445.4	$ 1,276.3	$ 913.8	$ 38.1	$ 29.2	$ 208.5	$ 303.2	$ 249.3	$ 351.8	$ 38.1	$ 29.2	$ 208.5	$ 317	$ 13.8	$ 2.7	$ 5.6	$ 431.3	$ 374.2	$ 172.1	$ 109.3	$ 1,196.1	$ 924.5	$ 826.1	$ 685.6	$ 394.8	$ 311.4	$ 343.1	$ 211.7	$ 171	$ 102.4	$ 26.9	$ 27.2	$ 469.4	$ 403.4	$ 864.2	$ 714.8	$ 394.8	$ 311.4	$ 380.6	$ 412.5	$ 551.6	$ 528.7	$ 171	$ 116.2	$ 29.6	$ 32.8

Additional Data Relating to All Pension Plans of the Company, Except for Certain Multi-Employer and Foreign-Insured Plans (Detail)	Dec. 31, 2010	Dec. 31, 2009
Weighted Average Assumptions:
Discount rate	5.40%	5.90%
Rate of increase in future compensation levels	3.90%	3.90%
Assumed long-term rate of return on plan assets	7.20%	7.40%

Components of the Change in Projected Benefit Obligation and Change in Plan Assets (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in Projected Benefit Obligation:
Benefit obligation, beginning balance	$ 1,324.8	$ 1,196.4
Service cost	37.5	36.2
Interest cost	76.5	71.1
Benefits paid	(56.2)	(59.6)
Actuarial loss	99.7	46.7
Currency translation and other	0.4	30.9
Participant contributions	2.9	3.1
Projected benefit obligation, ending balance	1,485.6	1,324.8
Change in Plan Assets:
Fair value of plan assets, beginning balance	1,276.3	913.8
Employer contributions	61.8	173.4
Actual return on plan assets	162.6	215.9
Benefits paid	(56.2)	(59.6)
Currency translation and other	(2)	29.7
Participant contributions	2.9	3.1
Fair value of plan assets, ending balance	1,445.4	1,276.3
Funded status at December 31	(40.2)	(48.5)
Other noncurrent assets	47.1	59.9
Other liabilities	(87.3)	(108.4)
Accumulated other comprehensive loss:
Actuarial gain	303.3	291
Prior service cost	9	9.5
Net initial transition amount	$ 0.6	$ 0.5

Information for Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions	3 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2010 Underfunded Defined Benefit Pension Plans	Dec. 31, 2009 Underfunded Defined Benefit Pension Plans	Dec. 31, 2008 Underfunded Defined Benefit Pension Plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation			$ 429	$ 266.5
Accumulated benefit obligation			418.9	253.7
Fair value of plan assets			322.9	193.9
Service cost					37.5	36.2	46.6
Interest on projected benefit obligation					76.5	71.1	73.9
Expected return on assets					(98.2)	(93.1)	(92.8)
Amortization of prior service costs					1.8	1.7	2.4
Recognized actuarial loss					14.7	9.5	3
Curtailment (gain) loss	(18.3)	(47.7)	(66)			(0.1)	0.9
Net pension expense					$ 32.3	$ 25.3	$ 34

Unfunded Postretirement Medical and Life Insurance Plans (Detail) (USD $) In Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Unfunded Other Postretirement Benefit Plans	Dec. 31, 2009 Unfunded Other Postretirement Benefit Plans	Dec. 31, 2008 Unfunded Other Postretirement Benefit Plans
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
Benefit obligation, beginning balance			$ 1,324.8	$ 1,196.4	$ 6.7	$ 80.9
Interest cost			76.5	71.1	0.3	0.5
Benefits paid			(56.2)	(59.6)	(2.1)	(3.2)
Curtailment gain	18.3	47.7		66		(66)
Actuarial loss (gain)					0.6	(5.5)
Projected benefit obligation, ending balance			1,485.6	1,324.8	5.5	6.7	80.9
Unfunded status at year end					(5.5)	(6.7)
Other liabilities			(87.3)	(108.4)	(5.5)	(6.7)
Accumulated other comprehensive (income) loss:
Actuarial gain			303.3	291	(0.5)	(0.9)
Service cost							3.2
Interest cost					0.3	0.5	4.7
Recognized prior service cost							0.1
Curtailment gain	18.3	47.7		66		(66)
Recognized net initial obligation							0.4
Net pension expense					$ 0.3	$ (65.5)	$ 8.4

Components of Income Before Income Taxes (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
Domestic	$ 186.3	$ 79.1	$ 96
Foreign	474	95.9	1,368
Income Before Income Taxes	$ 660.3	$ 175	$ 1,464

Components of Provision for Income Taxes (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current provision (benefit):
Federal	$ 24.5	$ (102.4)	$ (24.7)
State	8.2	(2.5)	(7.9)
Foreign	123.7	8.3	347.7
Current Income Tax Expense (Benefit), Total	156.4	(96.6)	315.1
Deferred provision (benefit):
Federal	24.6	125.4	123.7
State	(7.1)	8.2	12.5
Foreign	28.8	26.1	(5.2)
Deferred taxes	46.3	159.7	131
Income Tax Expense (Benefit), Total	$ 202.7	$ 63.1	$ 446.1

INCOME TAXES - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
Tax benefits recognized for net operating loss carryforwards	$ 9	$ 27.8	$ 4.7
Foreign subsidiaries undistributed earnings	3,146.3
Foreign earnings included in domestic taxable income	169	31.4	456.8
Foreign earnings included in domestic taxable income, domestic taxes	16.5	3.7	69.1
Cash paid for income taxes	82.9	67.3	452
Operating loss carryforwards	351.5
Net operating loss carryforwards	68.2	70.9
Carryforward description	The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws.
Deferred tax assets, tax credit carryforwards	57.5	68.4
Deferred tax assets, tax credit carryforwards, expiration	2019
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	40.6	20.8
Foreign subsidiaries
Income Taxes [Line Items]
Operating loss carryforwards	222.1
United States
Income Taxes [Line Items]
Operating loss carryforwards	$ 129.4
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Tax examinations	The United States Internal Revenue Service has completed examinations of the Company's tax returns for all years through 2006.

Reconciliation of the Statutory U.S Federal Tax Rate to the Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory rate	35.00%	35.00%	35.00%
Mexican tax law change		6.50%
Qualified dividends to defined contribution plan	(0.70%)	(2.30%)	(0.40%)
Research and development credit	(0.50%)	(2.10%)	(0.40%)
Tax on foreign earnings	(3.90%)	0.80%	(4.60%)
Tax contingencies	(0.80%)	2.20%	(0.30%)
Other, net	1.60%	(4.00%)	1.20%
Effective Income Tax Rate, Continuing Operations, Total	30.70%	36.10%	30.50%

Tax Effects of Temporary Differences representing Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets:
Accrued expenses	$ 112.8	$ 123.2
Net operating loss carryforwards	68.2	70.9
Tax credit carryfowards	57.5	68.4
Allowance for losses on receivables	47.3	54.4
Postretirement benefit plans	15.8	15.6
Other	80.9	98.7
Deferred Tax Assets, Gross, Total	382.5	431.2
Valuation allowance	(12.4)	(4)
Deferred Tax Assets Net	370.1	427.2
Liabilities:
Financial Services leasing depreciation	(538.7)	(524.1)
Depreciation and amortization	(156)	(167.9)
Other	(4.7)	(16.9)
Deferred Tax Liabilities	(699.4)	(708.9)
Net deferred tax liability	$ (329.3)	$ (281.7)

Balance Sheet Classification of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	$ 370.1	$ 427.2
Deferred Tax Liabilities	(699.4)	(708.9)
Net deferred tax liability	(329.3)	(281.7)
Truck and Other | Accounts Payable Accrued Expenses And Other Current Liabilities Member
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities		(0.1)
Truck and Other | Other Noncurrent Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(26.7)	(35)
Truck and Other | Other Current Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	98.8	76.9
Truck and Other | Other Noncurrent Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	79.2	135.8
Financial Services | Deferred Taxes And Other Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(529.5)	(527.3)
Financial Services | Other Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	$ 48.9	$ 68

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Contingency [Line Items]
Balance at beginning of the year	$ 37	$ 33	$ 48.7
Additions based on tax positions and settlements related to the current year	2.5	1.1	7.1
Additions based on tax positions and settlements related to the prior year	23.5	11.5	3.3
Reductions for tax positions of prior years	(10.7)	(7.2)	(19.5)
Lapse of statute of limitations	(9.2)	(1.4)	(6.6)
Balance at the end of the year	$ 43.1	$ 37	$ 33

Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gain on investments	$ 0.8	$ 1.4	$ 1
Tax effect	(0.3)	(0.5)	(0.4)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	0.5	0.9	0.6
Unrealized loss on derivative contracts	(27.1)	(73.4)	(121.7)
Tax effect	9.2	25	39.4
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss	(17.9)	(48.4)	(82.3)
Actuarial loss	(465.1)	(444.7)	(525.9)
Prior service cost	(13.9)	(14.7)	(16)
Net initial obligation	(0.7)	(0.6)	(2.3)
Tax effect	167.3	159.9	195.9
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	(312.4)	(300.1)	(348.3)
Currency translation adjustment	371.1	383.8	160.2
Accumulated other comprehensive income (loss)	$ 41.3	$ 36.2	$ (269.8)

STOCKHOLDERS' EQUITY - Additional Information (Detail)	1 Months Ended
	Apr. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Stockholders Equity Note [Line Items]
Treasury stock, shares retired	409,000
Treasury stock, shares		409,000	409,000

DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of interest-rate contracts	$ 2,780.7
Notional maturities for interest-rate contracts 2011	1,138.4
Notional maturities for interest-rate contracts 2012	722.8
Notional maturities for interest-rate contracts 2013	373.8
Notional maturities for interest-rate contracts 2014	339.9
Notional maturities for interest-rate contracts 2015	196.4
Notional maturities for interest-rate contracts thereafter	9.4
Notional amount of outstanding foreign-exchange contracts	339.3
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss	17.9	48.4	82.3
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss expected to be reclassified to interest expense or cost of sales in the following 12 months	35.7
Recognized gains on the ineffective portion	$ 2.3	$ 0.2
Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Foreign-exchange contracts maturity period	Within one year

Balance Sheet Locations and Fair Value of Derivative Financial Instruments (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets
Derivatives designated under hedge accounting	$ 10	$ 10.9
Economic hedges	0.1	0.7
Liabilities
Derivatives designated under hedge accounting	108.6	107.3
Economic hedges	4	9.3
Financial Services | Deferred Taxes And Other Liabilities | Interest Rate Contract
Liabilities
Derivatives designated under hedge accounting	107.5	107.1
Economic hedges	3.5	9
Financial Services | Other Assets | Interest Rate Contract
Assets
Derivatives designated under hedge accounting	9.1	10.8
Economic hedges		0.4
Truck and Other | Other Current Assets | Foreign Exchange Contract
Assets
Derivatives designated under hedge accounting	0.9	0.1
Economic hedges	0.1
Liabilities
Derivatives designated under hedge accounting	1.1
Truck and Other | Foreign Exchange Contract | Accounts Payable and Accrued Liabilities
Liabilities
Derivatives designated under hedge accounting		0.2
Economic hedges	0.3	0.2
Financial Services | Deferred Taxes And Other Liabilities | Foreign Exchange Contract
Liabilities
Economic hedges	0.2	0.1
Financial Services | Other Assets | Foreign Exchange Contract
Assets
Economic hedges		$ 0.3

(Income) or Expense Recognized in Earnings Related to Fair Value Hedges (Detail) (Financial Services, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Interest and other borrowing expenses - interest-rate swaps	$ (1)	$ (3.6)
Interest and other borrowing expenses - term notes	$ 0.9	$ 3.9

Pre-Tax Effects of Derivative Instruments Recognized in Earnings and Other Comprehensive Income (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Financial Services | Interest Rate Contract
Derivative [Line Items]
(Gain)/loss recognized in OCI	$ 77	$ 72
Financial Services | Interest Rate Contract | Interest Expense
Derivative [Line Items]
(Income)/expense reclassified from Accumulated OCI into income	123.5	131.4
Interest Rate Contract
Derivative [Line Items]
(Gain)/loss recognized in OCI	77	72
(Income)/expense reclassified from Accumulated OCI into income	123.5	131.4
Truck and Other | Foreign Exchange Contract
Derivative [Line Items]
(Gain)/loss recognized in OCI	(0.2)	(0.6)
Truck and Other | Foreign Exchange Contract | Cost of sales and revenues
Derivative [Line Items]
(Income)/expense reclassified from Accumulated OCI into income	(0.4)	(10)
Truck and Other | Foreign Exchange Contract | Interest and other income, net
Derivative [Line Items]
(Income)/expense reclassified from Accumulated OCI into income		(1.7)
Financial Services | Foreign Exchange Contract
Derivative [Line Items]
(Gain)/loss recognized in OCI		0.2
Financial Services | Foreign Exchange Contract | Interest Expense
Derivative [Line Items]
(Income)/expense reclassified from Accumulated OCI into income		0.2
Foreign Exchange Contract
Derivative [Line Items]
(Gain)/loss recognized in OCI	(0.2)	(0.4)
(Income)/expense reclassified from Accumulated OCI into income	$ (0.4)	$ (11.5)

(Income) or Expense Recognized in Earnings related to Economic Hedges (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Truck and Other | Interest Rate Contract | Interest and other income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ 0.6	$ 6.1
Financial Services | Interest Rate Contract | Interest Expense
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(7.8)	4
Interest Rate Contract
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(7.2)	10.1
Truck and Other | Foreign Exchange Contract | Cost of sales and revenues
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	0.2	(14.4)
Truck and Other | Foreign Exchange Contract | Interest and other income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	8	18.3
Financial Services | Foreign Exchange Contract | Interest Expense
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges		2.3
Foreign Exchange Contract
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ 8.2	$ 6.2

Financial Assets and Liabilities subject to Recurring Fair Value Measurements (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	$ 450.5	$ 219.5
Derivative assets	10.1	11.6
Derivative liabiliities	112.6	116.6
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	2.7	6.5
Fair Value, Inputs, Level 1 | US Treasury and Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	2.7	6.5
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	447.8	213
Derivative assets	10.1	11.6
Derivative liabiliities	112.6	116.6
Fair Value, Inputs, Level 2 | Domestic Nontaxable Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	365.4	142.5
Fair Value, Inputs, Level 2 | Domestic Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	27.6	22.1
Fair Value, Inputs, Level 2 | Foreign Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	37	22
Fair Value, Inputs, Level 2 | Foreign Government Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities		12.2
Fair Value, Inputs, Level 2 | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	17.8	14.2
Fair Value, Inputs, Level 2 | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	5.8	5.3
Derivative liabiliities	37.2	82.2
Fair Value, Inputs, Level 2 | Cross Currency Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3.3	5.9
Derivative liabiliities	73.8	33.9
Fair Value, Inputs, Level 2 | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1	0.4
Derivative liabiliities	1.6	0.5
US Treasury and Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	2.7	6.5
Domestic Nontaxable Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	365.4	142.5
Domestic Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	27.6	22.1
Foreign Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	37	22
Foreign Government Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities		12.2
Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	17.8	14.2
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	5.8	5.3
Derivative liabiliities	37.2	82.2
Cross Currency Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3.3	5.9
Derivative liabiliities	73.8	33.9
Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1	0.4
Derivative liabiliities	$ 1.6	$ 0.5

Other Assets that are Measured at Fair Value on a Nonrecurring Basis (Detail) (Fair Value, Inputs, Level 2, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Used trucks held for sale	$ 58.2	$ 152.8
Truck and Other
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Used trucks held for sale	20	28.1
Financial Services
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Impaired loans	33.2	55.2
Used trucks held for sale	$ 38.2	$ 124.7

FAIR VALUE MEASUREMENTS - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2009 Truck Segment Cost of sales and revenues	Dec. 31, 2009 Financial Services Cost of sales and revenues	Dec. 31, 2010 Financial Services Depreciation and Other	Dec. 31, 2009 Financial Services Depreciation and Other	Dec. 31, 2009 Financial Services Allowance for Losses on Finance Receivables
Used trucks held for sale write-downs	$ 34.7	$ 18	$ 16.7	$ 5.3	$ 12	$ 4.7

Carrying Amount and Fair Value of Financial Services Fixed-Rate Loans and Fixed-Rate Debt (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Truck and Other | Carrying (Reported) Amount, Fair Value Disclosure
Liabilities:
Fixed-rate debt	$ 173.5	$ 172.3
Financial Services | Carrying (Reported) Amount, Fair Value Disclosure
Assets:
Fixed-rate loans	2,444.1	2,491.1
Liabilities:
Fixed-rate debt	1,870.7	1,645.4
Truck and Other | Portion at Fair Value, Fair Value Disclosure
Liabilities:
Fixed-rate debt	196.9	192.4
Financial Services | Portion at Fair Value, Fair Value Disclosure
Assets:
Fixed-rate loans	2,483.3	2,539
Liabilities:
Fixed-rate debt	$ 1,967.9	$ 1,746.7

STOCK COMPENSATION PLANS - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						24 Months Ended	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Restricted stock awards	Dec. 31, 2010 Stock options	Dec. 31, 2008 Performance Based Restricted Equity Awards	Dec. 31, 2010 Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration term from the grant date (in years)								10
Options vesting period (in years)	3
Fair value of options granted	$ 11.7		$ 10	$ 6.3
Performance based restricted stock awards granted	24,600						187,500
Performance based restricted stock awards granted, weighted-average fair value	$ 36.61	[1]					$ 43.61
Restricted stock awards vesting period (in years)					3		5
Common stock authorized for issuance	46,700,000
Shares available for future grants	18,500,000
Unrecognized compensation cost related to unvested stock					$ 0.8	$ 9.7
Recognized over a remaining weighted-average vesting period (in years)					1.1	1.45

[1]	Weighted Average

Values of Options Based on the Stock Price at the Grant Date and Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	2.48%	2.00%	2.86%
Expected volatility	44.00%	39.00%	29.00%
Expected dividend yield	2.50%	3.00%	4.00%
Expected term	5	5	5
Weighted average grant date fair value of options per share	$ 11.95	$ 8.47	$ 8.58

Activity under the Company's Stock Plans (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Intrinsic value of options exercised	$ 33.7	$ 22.7	$ 10.8
Cash received from stock option exercises	22	17.6	11.5
Tax benefit related to stock option exercises	10.8	7.1	3.7
Stock based compensation	8.5	9.5	10.2
Tax benefit related to stock based compensation	$ 3.2	$ 3.5	$ 3.8

Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning balance	5,567,700
Granted	975,500
Exercised	(1,118,000)
Cancelled	(142,900)
Options outstanding, ending balance	5,282,300
Vested and expected to vest, end of period	5,091,300
Exercisable, end of period	2,686,100
Options outstanding, beginning balance	$ 29.12	[1]
Granted	$ 36.12	[1]
Exercised	$ 19.72	[1]
Cancelled	$ 37.5	[1]
Options outstanding, ending balance	$ 32.18	[1]
Vested and expected to vest, end of period	$ 32.11	[1]
Exercisable, end of period	$ 28.47	[1]
Options outstanding, ending balance	6.01	[1]
Vested and expected to vest, end of period	5.91	[1]
Exercisable, end of period	3.84	[1]
Options outstanding, ending balance	$ 132.9
Vested and expected to vest, end of period	128.4
Exercisable, end of period	$ 77.5

[1]	Weighted Average

Summary of Nonvested Restricted Shares Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested awards outstanding, beginning balance	182,900
Granted	24,600
Vested	(62,000)
Forfeited	(2,900)
Nonvested awards outstanding, ending balance	142,600
Nonvested awards outstanding, beginning balance	$ 39.25	[1]
Granted	$ 36.61	[1]
Vested	$ 40.69	[1]
Forfeited	$ 35.22	[1]
Nonvested awards outstanding, ending balance	$ 38.25	[1]

[1]	Weighted Average

SEGMENT AND RELATED INFORMATION - Additional Information (Detail) (USD $) In Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Income before income taxes			$ 660.3	$ 175	$ 1,464
Curtailment gains	18.3	47.7		66
All Other
Segment Reporting Information [Line Items]
Intercompany interest income					17.2
Income before income taxes				42.2
Curtailment gains				66
Expense related to economic hedges				$ 22.2

Geographic Area Data Reconciled to Consolidated (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Revenues	$ 10,292.9	$ 8,086.5	$ 14,972.5
Property, plant and equipment, net	1,673.7	1,757.7	1,782.8
Equipment on operating leases, net	2,019.3	2,017	1,960.1
United States
Segment Reporting Information [Line Items]
Revenues	4,195.8	3,594.4	4,765.6
Property, plant and equipment, net	846.4	814.6	820.7
Equipment on operating leases, net	666.9	686.6	634.9
Europe
Segment Reporting Information [Line Items]
Revenues	3,472.3	2,828.3	7,023.4
Other Countries
Segment Reporting Information [Line Items]
Revenues	2,624.8	1,663.8	3,183.5
Property, plant and equipment, net	445.7	490.3	494.8
Equipment on operating leases, net	433.1	431.3	463.5
Netherlands
Segment Reporting Information [Line Items]
Property, plant and equipment, net	381.6	452.8	467.3
Germany
Segment Reporting Information [Line Items]
Equipment on operating leases, net	334	362.7	358.4
United Kingdom
Segment Reporting Information [Line Items]
Equipment on operating leases, net	384.9	349.7	290.9
Mexico
Segment Reporting Information [Line Items]
Equipment on operating leases, net	$ 200.4	$ 186.7	$ 212.4

Segment Reporting Information by Segment (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Net sales and revenues	$ 10,292.9	$ 8,086.5	$ 14,972.5
Investment income	21.1	22.3	84.6
Income before income taxes	660.3	175	1,464
Depreciation and amortization	623.2	651.7	653.1
Expenditures for long-lived assets	883.8	971	1,550
Assets	14,234.1	14,569	16,249.8
Truck and Other
Segment Reporting Information [Line Items]
Net sales and revenues	9,325.1	7,076.7	13,709.6
Income before income taxes	485.7	68.1	1,162.5
Assets	6,355.9	6,137.7	6,219.4
Truck and Other | Trucks
Segment Reporting Information [Line Items]
Total sales and revenues	9,591.3	7,388.6	14,142.7
Less intersegment sales and revenues	(354)	(394.6)	(595.3)
Net sales and revenues	9,237.3	6,994	13,547.4
Income before income taxes	501	25.9	1,156.5
Depreciation and amortization	276.7	277.2	309
Expenditures for long-lived assets	373.9	324.2	671.6
Assets	3,742.2	3,849.1	3,939.3
Truck and Other | Other products
Segment Reporting Information [Line Items]
Net sales and revenues	87.8	82.7	162.2
Income before income taxes	(15.3)	42.2	6
Depreciation and amortization	9	10.1	11
Expenditures for long-lived assets	4.3	0.8	19
Truck and Other | Other Current Assets and Other Long-Term Assets
Segment Reporting Information [Line Items]
Assets	181.2	232.6	205.5
Truck and Other | Cash, Cash Equivalents and Marketable Securities
Segment Reporting Information [Line Items]
Assets	2,432.5	2,056	2,074.6
Financial Services
Segment Reporting Information [Line Items]
Net sales and revenues	967.8	1,009.8	1,262.9
Income before income taxes	153.5	84.6	216.9
Depreciation and amortization	337.5	364.4	333.1
Expenditures for long-lived assets	505.6	646	859.4
Assets	$ 7,878.2	$ 8,431.3	$ 10,030.4